Registration No. 2-29240

Registration No. 811-1668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 80	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /
Amendment No. 60	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering	Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2012 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2012

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Multi-Style Equity Fund
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2012, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

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Contents of this Prospectus

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Select Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account B Prospectus

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit) [4]	0.40%

Back-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”

[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Account B Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2011. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.63%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2011. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$952	$1,698	$2,264	$3,875
Minimum Total Annual Portfolio Operating Expenses	$824	$1,292	$1,586	$2,547

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$352	$1,098	$1,864	$3,875
Minimum Total Annual Portfolio Operating Expenses	$224	$692	$1,186	$2,547

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$911	$1,578	$2,068	$3,506
Minimum Total Annual Portfolio Operating Expenses	$783	$1,167	$1,376	$2,118

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$311	$978	$1,668	$3,506
Minimum Total Annual Portfolio Operating Expenses	$183	$567	$976	$2,118

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$708	$1,268	$1,852	$3,430
Minimum Total Annual Portfolio Operating Expenses	$585	$870	$1,177	$2,044

Account B Prospectus

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$669	$1,150	$1,657	$3,044
Minimum Total Annual Portfolio Operating Expenses	$545	$748	$967	$1,598

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.08% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2011.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $189 billion as of December 31, 2011. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities.

Account B Prospectus

Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•

Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete, or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Account B Prospectus

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, Pacific Investment Management Company LLC and Credit Suisse Asset Management, LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio	Total return	Credit Suisse Asset Management, LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc. , Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Account B Prospectus

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

Account B Prospectus

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or

Account B Prospectus

prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York or Oregon law. For Contracts subject to Vermont and Maryland law, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For

Account B Prospectus

Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF 1	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$100,000	$25,000	4 years
$500,000	$50,000	10 years
$1,000,000	$50,000	20 years

Withdrawal Charge     Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. The MVA formula may differ for Contracts subject to Texas or Alabama state law; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account B Prospectus

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans—Description of Variable Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the potential returns – and attendant risks – of the Division(s) of the Separate Account you select among the Divisions available under the Strategy. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial

Account B Prospectus

Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) you select. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy, subject to the claims-paying ability of the Company.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) You may not make Purchase Payments for back-load Contracts subject to Oregon law after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

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In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit, with our consent, a maximum amount of up to $1 million ($250,000 for Contracts issued in New York and $3 million for the GIF 8 with our prior consent), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt

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occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Special Contract for Employers    The Annuity Payment rates for Variable Income Plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant, except where not allowed by state law. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that Purchase Payments and Annuity Payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

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Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) In Oregon, no withdrawals may be made within the first five years after the date a Variable Income Plan 1 takes effect. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•

If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Payment Plans have their own payout benefit rules at death. (See “Payment Plans”.)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the later of the two following dates: (i) the date we receive proof of the Annuitant’s death at our Home Office; or (ii) the date we receive at the Home Office a method of payment elected by the Beneficiary. If we receive proof of death (or the method of payment election) before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death (or method of payment election) on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

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Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the

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Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected a Payment Plan (see “Payment Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect a Payment Plan for a Beneficiary, the Beneficiary may:

•	elect to continue the Contract (as described above),

•	receive the Death Benefit under a Payment Plan, or

•	receive the Death Benefit as a cash settlement.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”)

Your Beneficiary may receive the Death Benefit as a cash settlement either by electing to receive a lump sum check or by electing the Northwestern Access Fund (an interest-bearing account), if the cash settlement amount meets our criteria. If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. If a Northwestern Access Fund account is elected, payment of the full Death Benefit is accomplished by the opening of the Northwestern Access Fund account in the name of the beneficiary. Account information, along with a book of drafts (which function much like checks from a checking account at a bank), will be sent to the Beneficiary, and the Beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the Death Benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for us, the bank will receive the amount the Beneficiary requests as a transfer from our General Account. Any interest paid within a Northwestern Access Fund may be taxable, so please consult your tax advisor. The Northwestern Access Fund is part of our General Account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of Northwestern Mutual, although it is subject to the claims of our creditors. In addition, funds held in the Northwestern Access Fund are guaranteed by State Insurance Guarantee Associations. We may make a profit on all amounts held in the Northwestern Access Fund.

Payment Plans (or “Income Plans”)

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a

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Guaranteed Period, or when you elect a Variable Income Plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments     We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

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Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Account B Prospectus

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement. We also do not assess withdrawal charges on the Maturity Date for Contracts subject to Oregon, Texas, and Utah law.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency.

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As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges for Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04 and for Washington front load Contracts issued on or after 11/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions

Account B Prospectus

of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2012 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $58,000—$68,000 for single filers and between $92,000—$112,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $173,000—$183,000 (indexed). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2010 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $110,000 and $125,000 for single filers, between $173,000 and $183,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $250,000 or $50,000 (for 2012). In a SEP that permits employee contributions, the employee is allowed to contribute up to $17,000 in 2012, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2010, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $11,500 (for 2012). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $250,000 (for 2012) for each employee. A catch up contribution of $2,500 for 2012 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2010 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $250,000 or $50,000 or (2) a flat dollar limit of $17,000, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $5,500 for 2010 and the limit is indexed thereafter.

Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2012 is the lesser of 100% of compensation up to $250,000 or $50,000.

Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2012 cannot

Account B Prospectus

exceed the lesser of 100% of compensation up to $250,000 or $50,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $250,000 (indexed for 2012) or $17,000 for 2012 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $5,500 for 2012 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity    Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA,

Account B Prospectus

and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a Variable Income Plan or Fixed Income Plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 12 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70  1/2 or retires, if later.

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Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2.

3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the

Account B Prospectus

Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise

Account B Prospectus

complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Allocation Models    Allocation models may be offered. These models are designed to assist you in setting up an allocation of initial Purchase Payments as well as subsequent Purchase Payments, if you so choose. Each model is comprised of a combination of Divisions representing various asset classes. The models are static (fixed), so any investment allocations after the contract’s inception must be made by you, and will not be made by the Company. There will be no automatic rebalancing to these models unless you choose the Portfolio Rebalancing option on the application to the contract.

We do not provide investment advice regarding whether a model is appropriate for you, when a model should be revised, or when it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs, or for other reasons. Please note that investing according to an allocation model may result in an increase in assets allocated to Portfolios managed by an affiliated investment adviser, and therefore may result in a corresponding increase in Portfolio management fees collected by one or more of our affiliates. We reserve the right to modify, suspend, or terminate any asset allocation models at any time that we may use with other contract owners.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company.

Account B Prospectus

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in Massachusetts, New Jersey, and New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2012 we are paying dividends on approximately 41% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 86% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2012 represents about 0.64% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Account B Prospectus

In general, amounts exchanged from a contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account B Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 4/30/1983	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: • 8% first $5,000 • 4% next $20,000 • 2% next $75,000 • 1% on amounts over $100,000	Cumulative purchase payments are subject to the following front-end loads: • 3% first $25,000 • 2% next $75,000 • 1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: • 4.00% first $100,000 • 2.00% next $400,000 • 1.00% next $500,000 • 0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8% of the first $25,000

• 4% of the next $75,000

• 2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8.00% of the first $100,000

• 4.00% of the next $400,000

• 2.00% on the next $500,000

• 1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.		The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

				Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM		QQ
					Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Payment Plans	Not Applicable	Not Applicable	LL Series Withdrawal charge is not waived on benefits paid under a fixed life income payment plan.	MM Series There is no withdrawal charge on benefits paid under a fixed life income payment plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on payment plans is consistent with the current series.

Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.

Fixed Options	The rates, payment plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2012 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$838	$1,357	$1,901	$3,377
Minimum Total Annual Portfolio Operating Expenses	$717	$964	$1,230	$1,989

Nonqualified Account 1 Contracts Issued After December 17, 1981 and Prior to April 30, 1983

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$549	$1,090	$1,657	$3,195
Minimum Total Annual Portfolio Operating Expenses	$424	$685	$966	$1,767
Annual contract fee is reflected as	0.03%

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,106	$1,563	$2,043	$3,458
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$306	$963	$1,643	$3,458
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063
Annual contract fee is reflected as	0.03%

Account B Prospectus

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,106	$1,563	$2,043	$3,458
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$306	$963	$1,643	$3,458
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$620	$1,104	$1,613	$3,008
Minimum Total Annual Portfolio Operating Expenses	$496	$700	$920	$1,554

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.01%	0.03%

Account B Prospectus

APPENDIX B—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.896	$0.913	$0.816	$0.598	$0.983	$0.905	$0.830	$0.774	$0.730	$0.616
Number of Units Outstanding	53,543	51,554	48,351	46,640	46,147	46,701	39,674	35,021	30,217	25,303
Back-Load Version Class B
Accumulation Unit Value	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922
Number of Units Outstanding	13,848	15,210	16,839	18,772	20,146	20,009	18,419	17,211	15,099	12,076
Focused Appreciation Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.876	$2.008	$1.846	$1.302	$2.182	$1.729	$1.657	$1.423	$1.195	—
Number of Units Outstanding	48,035	38,580	31,060	25,872	18,527	11,850	6,925	1,560	519	—
Back-Load Version Class B
Accumulation Unit Value	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189	—
Number of Units Outstanding	35,523	32,180	28,140	24,791	19,436	13,463	9,031	2,270	705	—
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.870	$0.885	$0.788	$0.612	$1.004	$0.925	$0.834	$0.773	$0.718	$0.582
Number of Units Outstanding	38,421	38,518	35,049	33,045	32,611	29,213	22,647	18,169	14,589	12,643
Back-Load Version Class B
Accumulation Unit Value	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500
Number of Units Outstanding	14,311	15,432	15,622	15,871	16,386	15,000	12,870	11,171	8,667	7,080
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.776	$0.799	$0.702	$0.554	$0.932	—	—	—	—	—
Number of Units Outstanding	24,448	21,578	15,314	10,060	3,985	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—	—
Number of Units Outstanding	21,180	18,757	13,723	8,394	4,423	—	—	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.979	$0.965	$0.844	$0.671	$1.069	$1.019	$0.886	$0.850	$0.772	$0.604
Number of Units Outstanding	164,665	151,185	133,649	116,229	105,296	90,982	77,651	61,872	47,611	37,988
Back-Load Version Class B
Accumulation Unit Value	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765	$2.968
Number of Units Outstanding	32,612	34,120	34,147	31,586	31,380	28,369	24,291	21,294	17,487	12,797
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.784	$0.776	$0.703	$0.585	$0.937	—	—	—	—	—
Number of Units Outstanding	22,698	18,299	13,160	7,808	2,518	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—	—
Number of Units Outstanding	21,641	18,115	11,997	5,269	2,012	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.248	$1.243	$1.090	$0.846	$1.382	$1.483	$1.279	$1.189	$1.023	$0.765
Number of Units Outstanding	78,405	78,635	72,730	68,313	59,035	45,350	29,644	16,305	9,478	5,903
Back-Load Version Class B
Accumulation Unit Value	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757
Number of Units Outstanding	51,217	56,516	57,619	58,923	55,793	43,645	30,531	20,214	12,004	6,507
Equity Income Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.597	$1.620	$1.412	$1.139	$1.783	$1.735	$1.464	$1.412	$1.232	—
Number of Units Outstanding	54,584	38,707	30,620	25,467	20,225	14,204	9,704	5,022	1,764	—
Back-Load Version Class B
Accumulation Unit Value	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226	—
Number of Units Outstanding	40,398	31,311	26,380	23,592	19,983	13,568	8,407	4,089	1,306	—
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.945	$1.012	$0.821	$0.625	$1.048	$0.873	$0.840	$0.795	$0.700	$0.564
Number of Units Outstanding	46,391	45,249	44,364	42,061	42,132	39,982	39,040	33,381	27,993	24,744
Back-Load Version Class B
Accumulation Unit Value	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507
Number of Units Outstanding	6,721	7,575	8,452	9,319	9,999	10,069	10,031	9,593	8,470	7,000
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.885	$1.932	$1.537	$1.128	$1.778	$1.656	$1.512	$1.353	$1.169	$0.870
Number of Units Outstanding	37,464	35,090	33,031	30,392	29,412	27,816	25,993	22,284	18,362	15,677
Back-Load Version Class B
Accumulation Unit Value	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072
Number of Units Outstanding	25,104	27,688	31,057	34,471	37,360	36,837	34,052	31,408	26,857	20,322
Mid Cap Value Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.740	$1.759	$1.474	$1.202	$1.861	$1.873	$1.644	$1.567	$1.327	—
Number of Units Outstanding	18,210	13,885	12,803	10,759	9,723	6,817	4,908	2,640	964	—
Back-Load Version Class B
Accumulation Unit Value	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321	—
Number of Units Outstanding	14,243	12,222	11,505	11,290	10,677	7,446	4,897	2,684	802	—
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.243	$1.285	$1.026	$0.786	$1.408	$1.292	$1.217	$1.100	$0.931	$0.703
Number of Units Outstanding	46,973	46,925	44,629	41,975	37,656	35,415	30,102	24,517	19,736	17,111
Back-Load Version Class B
Accumulation Unit Value	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489
Number of Units Outstanding	18,989	20,931	22,600	23,632	24,053	23,162	20,417	18,720	16,083	12,980
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.004	$1.000	$0.798	$0.641	$0.938	—	—	—	—	—
Number of Units Outstanding	12,441	9,158	6,218	4,911	1,461	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—	—
Number of Units Outstanding	8,963	6,927	4,783	2,954	1,399	—	—	—	—	—
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.108	$2.148	$1.770	$1.388	$1.941	$1.967	$1.696	$1.590	$1.283	$0.954
Number of Units Outstanding	38,990	34,454	30,128	26,805	24,816	20,300	14,197	10,192	6,110	3,723
Back-Load Version Class B
Accumulation Unit Value	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944
Number of Units Outstanding	31,679	31,409	31,224	30,311	29,608	25,149	19,704	16,176	11,022	6,525

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.378	$ 1.595	$ 1.377	$ 1.124	$ 2.098	$ 1.873	$1.549	$1.319	$1.091	$0.789
Number of Units Outstanding	50,738	41,144	36,165	32,932	28,186	23,426	16,537	8,522	4,571	2,245
Back-Load Version Class B
Accumulation Unit Value	$ 1.275	$ 1.487	$ 1.293	$ 1.063	$ 2.000	$ 1.798	$1.499	$1.286	$1.071	$0.780
Number of Units Outstanding	42,469	38,896	37,404	35,555	32,885	27,221	19,828	13,009	7,405	3,186
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 0.770	$ 0.865	$ 0.782	$ 0.601	$ 1.051	—	—	—	—	—
Number of Units Outstanding	34,176	14,667	9,828	6,128	2,396	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 0.744	$ 0.841	$ 0.767	$ 0.594	$ 1.046	—	—	—	—	—
Number of Units Outstanding	21,956	10,508	7,437	4,663	1,958	—	—	—	—	—
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.401	$ 1.566	$ 1.461	$ 1.103	$ 1.973	$ 1.679	$1.289	$1.162	$0.979	$0.700
Number of Units Outstanding	159,611	138,585	115,708	101,360	85,278	67,877	49,599	33,307	22,004	16,907
Back-Load Version Class B
Accumulation Unit Value	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233	$ 3.630	$2.808	$2.550	$2.163	$1.560
Number of Units Outstanding	54,071	51,078	47,103	45,779	41,695	34,179	25,910	20,066	14,221	10,599
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 0.935	$ 1.155	$ 0.935	$ 0.554	$ 1.243	—	—	—	—	—
Number of Units Outstanding	56,054	29,862	19,438	11,405	4,011	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237	—	—	—	—	—
Number of Units Outstanding	39,876	25,765	18,492	10,917	5,273	—	—	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.268	$ 1.272	$ 1.275	$ 1.271	$ 1.244	$ 1.187	$1.138	$1.110	$1.100	$1.092
Number of Units Outstanding	66,372	59,280	67,658	69,700	44,760	29,832	21,791	20,994	20,833	25,726
Back-Load Version Class B
Accumulation Unit Value	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735
Number of Units Outstanding	25,194	21,586	25,936	29,545	16,718	13,064	11,895	11,071	12,115	13,767
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.156	$ 1.155	$ 1.120	$ 1.050	$ 1.027	—	—	—	—	—
Number of Units Outstanding	33,706	20,512	10,703	3,565	1,270	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—	—
Number of Units Outstanding	22,142	16,155	8,621	4,070	866	—	—	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.031	$ 1.905	$ 1.796	$ 1.651	$ 1.607	$ 1.518	$1.470	$1.446	$1.387	$1.321
Number of Units Outstanding	222,376	195,157	160,992	144,566	152,581	117,537	83,749	55,244	38,035	27,367
Back-Load Version Class B
Accumulation Unit Value	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188
Number of Units Outstanding	21,581	20,800	18,712	18,790	20,153	15,961	12,616	9,266	7,244	5,161
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.683	$ 1.312	$ 1.192	$ 1.288	$ 1.072	—	—	—	—	—
Number of Units Outstanding	20,527	18,179	12,702	10,395	2,190	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066	—	—	—	—	—
Number of Units Outstanding	17,652	15,390	13,310	13,184	2,228	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.338	$1.201	$1.143	$1.045	$1.065	—	—	—	—	—
Number of Units Outstanding	46,328	30,416	18,186	10,273	1,983	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—	—	—
Number of Units Outstanding	34,320	24,103	15,985	8,156	1,938	—	—	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.113	$2.030	$1.781	$1.231	$1.573	$1.544	$1.414	$1.402	$1.249	$0.973
Number of Units Outstanding	42,778	34,717	29,603	27,971	28,431	23,167	17,734	12,460	9,025	6,138
Back-Load Version Class B
Accumulation Unit Value	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022	$1.815	$1.424
Number of Units Outstanding	21,533	19,631	18,456	18,831	20,529	17,617	14,319	11,098	8,034	4,422
Multi-Sector Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.334	$1.277	$1.134	$0.934	$1.007	—	—	—	—	—
Number of Units Outstanding	69,685	47,048	26,843	15,891	5,806	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—	—
Number of Units Outstanding	49,191	34,581	20,795	12,961	5,505	—	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$8.043	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	2,043	—	—	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$8.003	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,252	—	—	—	—	—	—	—	—	—
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.368	$1.346	$1.208	$1.000	$1.301	$1.232	$1.121	$1.087	$1.013	$0.863
Number of Units Outstanding	173,529	163,114	151,993	142,488	145,987	141,764	137,626	115,318	88,940	68,762
Back-Load Version Class B
Accumulation Unit Value	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499	$6.435
Number of Units Outstanding	17,713	18,266	19,303	21,594	23,443	22,277	21,497	19,496	15,788	11,764
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.428	$1.436	$1.277	$1.010	$1.453	$1.335	$1.220	$1.146	$1.047	$0.872
Number of Units Outstanding	39,614	37,622	36,177	38,605	37,123	35,603	31,536	24,763	14,611	8,285
Back-Load Version Class B
Accumulation Unit Value	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028	$0.863
Number of Units Outstanding	37,252	43,610	48,373	52,211	54,392	52,817	47,586	39,113	25,358	12,266
(a) The initial investment was made on April 30, 2011.
(b) The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values Contracts Issued on or After March 31, 2000 (continued) Fidelity® Variable Insurance Products
	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.485	$2.802	$2.190	$1.575	$2.621	$2.284	$2.042	$1.739	$1.402
Number of Units Outstanding	44,008	37,957	32,399	28,531	22,728	16,727	9,414	4,314	746
Back-Load Version Class B
Accumulation Unit Value	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	34,228	32,751	30,039	28,377	24,997	19,211	11,269	5,623	1,628
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.964	$0.996	$0.856	$0.635	$1.114	—	—	—	—
Number of Units Outstanding	74,946	53,827	37,432	24,650	7,531	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	54,473	41,463	29,565	19,609	7,326	—	—	—	—
(b) The initial investment was made on April 30, 2007.
(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	21,412	6,531	4,013	2,546	1,125
Back-Load Version Class B
Accumulation Unit Value	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	15,867	5,852	3,503	2,401	1,107
(b) The initial investment was made on April 30, 2007.
Russell Investment Funds
	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.928	$0.948	$0.818	$0.625	$1.058	$0.963	$0.859	$0.804	$0.736	$0.574
Number of Units Outstanding	61,271	61,174	62,161	63,381	61,921	54,471	41,347	29,717	19,067	13,019
Back-Load Version Class B
Accumulation Unit Value	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594
Number of Units Outstanding	41,452	47,301	50,708	54,356	53,356	48,318	40,125	31,971	22,290	14,504
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.317	$1.382	$1.112	$0.851	$1.498	$1.455	$1.274	$1.204	$1.055	$0.728
Number of Units Outstanding	16,666	16,553	16,502	15,967	15,783	14,356	11,504	8,675	5,457	3,936
Back-Load Version Class B
Accumulation Unit Value	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832
Number of Units Outstanding	11,242	12,637	13,502	14,367	14,140	12,897	10,819	9,443	6,635	4,017
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.957	$1.104	$0.996	$0.791	$1.381	$1.261	$1.025	$0.906	$0.770	$0.557
Number of Units Outstanding	56,375	52,422	48,665	47,712	43,996	38,407	26,779	17,253	9,843	7,745
Back-Load Version Class B
Accumulation Unit Value	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678
Number of Units Outstanding	32,957	34,107	34,177	35,561	35,449	30,938	24,145	17,208	10,707	7,623

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.928	$1.851	$1.691	$1.467	$1.529	$1.433	$1.389	$1.368	$1.314	$1.244
Number of Units Outstanding	65,554	54,074	45,842	46,153	52,370	41,461	28,397	17,183	9,361	7,159
Back-Load Version Class B
Accumulation Unit Value	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218
Number of Units Outstanding	50,812	45,066	40,465	41,709	44,802	35,796	26,987	18,500	11,676	7,729
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.930	$3.168	$2.590	$2.019	$3.204	$3.828	$2.832	$2.519	$1.877	$1.375
Number of Units Outstanding	42,360	35,993	33,487	27,986	24,272	22,135	17,289	12,230	7,967	6,056
Back-Load Version Class B
Accumulation Unit Value	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262
Number of Units Outstanding	35,240	33,545	34,423	31,813	30,822	29,853	25,025	20,380	13,868	9,469
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	26,290	19,099	14,143	8,273	3,083
Back-Load Version Class B
Accumulation Unit Value	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	21,174	14,573	9,449	6,786	1,973
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	83,402	63,864	47,456	33,565	14,162
Back-Load Version Class B
Accumulation Unit Value	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	66,986	50,806	37,239	24,886	11,027
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	52,783	40,696	29,645	21,352	11,860
Back-Load Version Class B
Accumulation Unit Value	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	45,004	32,144	25,073	17,429	7,120
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	16,841	13,157	8,940	7,487	4,776
Back-Load Version Class B
Accumulation Unit Value	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	11,295	9,011	7,294	5,040	1,667

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.782	$2.829	$2.528	$1.851	$3.039	$2.794	$2.560	$2.387	$2.246	$1.896
Number of Units Outstanding	7,867	8,881	10,072	12,347	13,977	15,924	18,117	20,678	23,255	25,489
Back-Load Version
Accumulation Unit Value	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922
Number of Units Outstanding	24,727	27,233	30,063	33,365	37,186	41,412	47,037	52,298	56,587	59,195
Focused Appreciation Division(c)
Front-Load Version
Accumulation Unit Value	$1.893	$2.024	$1.858	$1.310	$2.192	$1.735	$1.661	$1.425	$1.196	—
Number of Units Outstanding	3,502	3,671	3,829	4,015	4,211	2,593	2,201	780	299	—
Back-Load Version
Accumulation Unit Value	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189	—
Number of Units Outstanding	10,746	11,558	11,984	11,507	9,833	8,523	6,090	1,386	612	—
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.233	$2.270	$2.018	$1.567	$2.568	$2.363	$2.128	$1.970	$1.828	$1.480
Number of Units Outstanding	6,759	7,903	8,929	10,824	12,674	13,913	15,804	18,168	20,623	23,653
Back-Load Version
Accumulation Unit Value	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500
Number of Units Outstanding	25,415	28,063	30,485	33,324	37,203	41,253	46,115	50,391	54,319	57,394
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$0.780	$0.801	$0.704	$0.555	$0.932	—	—	—	—	—
Number of Units Outstanding	2,076	1,905	1,708	1,066	410	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—	—
Number of Units Outstanding	4,670	4,700	3,690	2,825	1,133	—	—	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$3.165	$3.117	$2.724	$2.164	$3.445	$3.281	$2.849	$2.731	$2.477	$1.936
Number of Units Outstanding	17,647	19,914	21,820	24,817	28,047	31,587	36,385	41,728	46,363	51,159
Back-Load Version
Accumulation Unit Value	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765	$2.968
Number of Units Outstanding	38,419	42,228	46,935	51,653	57,495	63,143	70,635	77,596	82,632	86,075
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$0.787	$0.779	$0.705	$0.586	$0.938	—	—	—	—	—
Number of Units Outstanding	1,198	1,279	1,004	656	210	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—	—
Number of Units Outstanding	4,367	4,044	3,412	1,940	960	—	—	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.261	$1.255	$1.099	$0.852	$1.391	$1.491	$1.284	$1.193	$1.025	$0.766
Number of Units Outstanding	8,625	10,522	11,612	13,240	13,718	12,985	11,451	9,424	7,382	5,596
Back-Load Version
Accumulation Unit Value	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757
Number of Units Outstanding	22,081	24,420	26,279	28,199	29,462	27,904	22,639	17,957	13,170	9,479
Equity Income Division(c)
Front-Load Version
Accumulation Unit Value	$1.611	$1.632	$1.421	$1.145	$1.791	$1.742	$1.468	$1.414	$1.233	—
Number of Units Outstanding	4,499	4,075	3,953	3,629	3,736	3,156	2,442	1,568	795	—
Back-Load Version
Accumulation Unit Value	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226	—
Number of Units Outstanding	11,653	10,702	10,632	10,304	10,708	8,981	6,905	4,292	1,742	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.981	$3.190	$2.586	$1.966	$3.294	$2.740	$2.635	$2.492	$2.191	$1.764
Number of Units Outstanding	10,450	12,037	13,106	15,151	17,171	19,965	23,529	26,953	30,457	33,978
Back-Load Version
Accumulation Unit Value	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507
Number of Units Outstanding	20,158	22,159	24,804	27,325	30,352	34,262	39,052	43,360	46,942	49,786
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$2.417	$2.475	$1.967	$1.442	$2.272	$2.113	$1.928	$1.723	$1.488	$1.106
Number of Units Outstanding	5,645	6,461	6,985	7,918	9,542	11,290	12,510	14,082	15,074	15,907
Back-Load Version
Accumulation Unit Value	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072
Number of Units Outstanding	17,439	19,342	21,145	24,136	27,597	30,218	32,424	33,816	33,698	32,533
Mid Cap Value Division(c)
Front-Load Version
Accumulation Unit Value	$1.755	$1.772	$1.484	$1.209	$1.869	$1.880	$1.649	$1.570	$1.328	—
Number of Units Outstanding	1,751	1,801	1,901	2,038	2,090	1,726	1,494	1,108	566	—
Back-Load Version
Accumulation Unit Value	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321	—
Number of Units Outstanding	5,258	5,329	5,504	5,483	5,699	4,518	3,773	2,380	915	—
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.742	$2.831	$2.259	$1.729	$3.093	$2.835	$2.668	$2.409	$2.036	$1.536
Number of Units Outstanding	3,957	4,669	5,240	5,983	6,717	8,073	9,281	10,258	11,600	12,240
Back-Load Version
Accumulation Unit Value	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489
Number of Units Outstanding	12,551	13,908	15,369	16,766	18,521	21,454	23,442	24,369	25,653	25,391
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.009	$1.004	$0.801	$0.642	$0.938	—	—	—	—	—
Number of Units Outstanding	1,215	1,346	1,095	731	502	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—	—
Number of Units Outstanding	2,537	2,118	1,697	1,031	698	—	—	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.130	$2.168	$1.785	$1.398	$1.954	$1.978	$1.704	$1.596	$1.286	$0.955
Number of Units Outstanding	4,215	4,747	5,273	5,640	6,116	6,841	6,916	6,575	5,733	4,920
Back-Load Version
Accumulation Unit Value	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944
Number of Units Outstanding	11,703	13,068	13,965	14,701	16,168	15,927	15,290	13,639	10,684	8,560
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.392	$1.610	$1.388	$1.132	$2.112	$1.883	$1.556	$1.324	$1.093	$0.790
Number of Units Outstanding	4,398	4,726	5,138	5,849	6,225	6,121	5,170	3,439	2,421	1,818
Back-Load Version
Accumulation Unit Value	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780
Number of Units Outstanding	14,675	15,372	15,934	16,063	17,012	15,892	12,046	7,118	4,200	2,170
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.774	$0.868	$0.785	$0.602	$1.052	—	—	—	—	—
Number of Units Outstanding	1,941	1,033	977	666	297	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—	—	—
Number of Units Outstanding	4,062	3,119	2,698	2,088	1,101	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
International Equity Division
Front-Load Version
Accumulation Unit Value	$ 2.760	$ 3.083	$ 2.874	$ 2.168	$ 3.872	$ 3.293	$2.526	$2.274	$1.913	$1.368
Number of Units Outstanding	14,198	16,050	17,405	19,782	22,093	23,182	23,971	25,002	26,200	28,874
Back-Load Version
Accumulation Unit Value	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233	$ 3.630	$2.808	$2.550	$2.163	$1.560
Number of Units Outstanding	38,134	41,254	44,277	48,122	52,562	54,239	55,369	55,703	57,187	59,524
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$ 0.939	$ 1.159	$ 0.938	$ 0.555	$ 1.244	—	—	—	—	—
Number of Units Outstanding	4,380	4,100	2,892	1,680	1,030	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237	—	—	—	—	—
Number of Units Outstanding	10,370	8,730	7,147	4,478	2,851	—	—	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$ 1.636	$ 1.640	$ 1.642	$ 1.636	$ 1.599	$ 1.525	$1.460	$1.423	$1.409	$1.397
Number of Units Outstanding	12,842	12,307	17,201	20,774	16,364	16,466	14,678	15,028	21,077	42,941
Back-Load Version
Accumulation Unit Value	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735
Number of Units Outstanding	14,527	14,286	17,979	21,270	16,994	14,881	14,379	16,071	21,525	27,441
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.161	$ 1.159	$ 1.123	$ 1.052	$ 1.028	—	—	—	—	—
Number of Units Outstanding	2,510	1,925	1,355	576	257	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—	—
Number of Units Outstanding	5,774	5,513	3,755	1,785	480	—	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$ 2.781	$ 2.606	$ 2.455	$ 2.253	$ 2.191	$ 2.068	$2.001	$1.966	$1.884	$1.793
Number of Units Outstanding	18,676	20,295	20,581	22,630	26,188	25,499	25,506	26,068	29,003	33,758
Back-Load Version
Accumulation Unit Value	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188
Number of Units Outstanding	9,501	10,159	10,225	10,606	11,711	11,244	11,006	10,696	11,538	12,269
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.691	$ 1.317	$ 1.195	$ 1.290	$ 1.073	—	—	—	—	—
Number of Units Outstanding	1,648	1,322	1,215	1,170	241	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066	—	—	—	—	—
Number of Units Outstanding	5,351	4,808	4,599	6,092	752	—	—	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.344	$ 1.206	$ 1.146	$ 1.046	$ 1.065	—	—	—	—	—
Number of Units Outstanding	4,147	3,449	2,475	1,788	473	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059	—	—	—	—	—
Number of Units Outstanding	8,803	7,134	5,642	4,675	1,190	—	—	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 3.125	$ 2.999	$ 2.629	$ 1.815	$ 2.317	$ 2.273	$2.079	$2.058	$1.833	$1.426
Number of Units Outstanding	5,336	5,603	5,917	7,388	8,523	9,178	9,781	10,660	12,057	13,151
Back-Load Version
Accumulation Unit Value	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424
Number of Units Outstanding	14,511	15,463	16,496	17,990	20,460	21,431	23,264	24,343	25,166	25,851

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.340	$1.282	$1.137	$0.935	$1.008	—	—	—	—	—
Number of Units Outstanding	4,621	3,640	2,443	1,568	610	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—	—
Number of Units Outstanding	11,024	8,448	5,895	3,548	1,642	—	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version
Accumulation Unit Value	$8.049	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	122	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$8.003	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	206	—	—	—	—	—	—	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$2.992	$2.942	$2.638	$2.181	$2.834	$2.681	$2.438	$2.362	$2.198	$1.871
Number of Units Outstanding	23,208	25,982	29,834	34,158	40,821	46,605	54,407	60,885	66,401	73,767
Back-Load Version
Accumulation Unit Value	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499	$6.435
Number of Units Outstanding	24,090	26,277	28,859	32,197	36,635	39,886	44,604	48,169	50,672	52,816
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.443	$1.450	$1.288	$1.017	$1.462	$1.342	$1.226	$1.150	$1.050	$0.874
Number of Units Outstanding	4,203	4,727	5,548	8,017	9,246	10,236	11,469	11,146	9,420	7,156
Back-Load Version
Accumulation Unit Value	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028	$0.863
Number of Units Outstanding	18,878	19,910	21,432	23,822	24,511	25,368	25,371	22,531	18,345	10,513

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® Variable Insurance Products

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version
Accumulation Unit Value	$2.507	$2.823	$2.205	$1.584	$2.633	$2.292	$2.047	$1.742	$1.403
Number of Units Outstanding	3,734	4,152	4,156	4,343	4,421	4,342	3,650	1,802	708
Back-Load Version
Accumulation Unit Value	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	10,989	11,809	12,053	11,918	12,187	11,341	8,488	4,278	1,337
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$0.968	$1.000	$0.859	$0.636	$1.115	—	—	—	—
Number of Units Outstanding	4,686	3,770	3,253	2,825	1,466	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	12,059	10,848	9,960	8,326	3,607	—	—	—	—
(b) The initial investment was made on April 30, 2007.
(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	1,369	744	589	499	431
Back-Load Version
Accumulation Unit Value	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	3,016	1,827	1,502	1,216	338

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.000	$1.020	$0.879	$0.672	$1.135	$1.032	$0.919	$0.860	$0.787	$0.613
Number of Units Outstanding	8,992	11,021	12,050	14,726	16,812	18,421	18,470	19,989	20,288	20,046
Back-Load Version
Accumulation Unit Value	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594
Number of Units Outstanding	19,251	21,204	23,084	25,272	27,233	28,369	28,813	28,757	28,254	25,858
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$1.566	$1.641	$1.320	$1.008	$1.774	$1.722	$1.506	$1.422	$1.244	$0.858
Number of Units Outstanding	2,698	3,114	3,487	4,572	4,963	6,031	6,852	7,427	7,791	7,408
Back-Load Version
Accumulation Unit Value	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832
Number of Units Outstanding	6,325	6,945	7,608	8,203	9,105	9,936	10,065	10,795	10,082	8,902
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.212	$1.397	$1.258	$0.999	$1.741	$1.588	$1.289	$1.139	$0.966	$0.699
Number of Units Outstanding	6,418	7,338	7,490	8,528	9,651	10,748	10,136	10,406	9,930	10,489
Back-Load Version
Accumulation Unit Value	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678
Number of Units Outstanding	13,873	14,910	15,766	16,596	18,167	18,697	16,337	15,447	13,585	12,429

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Core Bond Division
Front-Load Version
Accumulation Unit Value	$1.965	$1.884	$1.719	$1.491	$1.552	$1.453	$1.407	$1.384	$1.328	$1.256
Number of Units Outstanding	5,973	6,107	6,258	6,818	9,019	9,297	8,883	8,824	8,808	9,417
Back-Load Version
Accumulation Unit Value	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218
Number of Units Outstanding	13,716	13,771	12,949	13,540	15,498	14,562	13,013	11,122	10,202	9,786
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$2.798	$3.022	$2.468	$1.922	$3.048	$3.637	$2.688	$2.389	$1.779	$1.302
Number of Units Outstanding	4,507	5,105	5,534	5,849	6,402	7,721	7,881	7,813	7,182	7,295
Back-Load Version
Accumulation Unit Value	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262
Number of Units Outstanding	12,864	13,512	14,776	14,913	16,376	19,207	19,189	18,041	15,820	13,381

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	1,942	1,647	1,025	942	313
Back-Load Version
Accumulation Unit Value	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	4,563	4,277	2,956	2,537	1,169
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	6,342	3,787	2,867	2,456	1,850
Back-Load Version
Accumulation Unit Value	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	11,838	10,385	8,545	6,652	2,951
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	1,312	2,191	2,243	1,174	573
Back-Load Version
Accumulation Unit Value	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	8,154	7,688	6,748	5,538	2,887
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	1,279	1,507	1,723	1,819	961
Back-Load Version
Accumulation Unit Value	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	2,226	2,409	1,715	1,634	1,509

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Accumulation Unit Value	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922
Number of Units Outstanding	21,133	23,319	25,779	28,300	32,221	37,257	42,946	48,546	54,899	58,924
Focused Appreciation Division(c)
Accumulation Unit Value	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189	—
Number of Units Outstanding	13,214	14,331	15,129	15,395	12,928	11,045	7,261	2,344	1,018	—
Large Cap Core Stock Division
Accumulation Unit Value	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500
Number of Units Outstanding	23,049	25,189	27,446	29,987	33,718	37,983	41,505	45,487	51,411	56,246
Large Cap Blend Division(b)
Accumulation Unit Value	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—	—
Number of Units Outstanding	6,488	6,484	5,846	4,120	1,930	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765	$2.968
Number of Units Outstanding	52,601	58,100	63,461	69,201	76,906	85,761	97,217	107,895	116,960	124,921
Large Company Value Division(b)
Accumulation Unit Value	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—	—
Number of Units Outstanding	6,199	6,571	4,737	3,358	1,504	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757
Number of Units Outstanding	31,246	35,611	37,915	40,529	42,457	40,932	34,861	27,248	20,936	15,368
Equity Income Division(c)
Accumulation Unit Value	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226	—
Number of Units Outstanding	19,821	18,526	18,514	18,755	19,298	15,932	12,753	7,846	3,150	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507
Number of Units Outstanding	35,384	39,263	43,529	47,926	53,760	62,224	71,675	80,622	89,548	98,102
Index 400 Stock Division
Accumulation Unit Value	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072
Number of Units Outstanding	21,338	23,051	25,187	28,439	32,059	33,940	37,125	38,984	38,975	37,757
Mid Cap Value Division(c)
Accumulation Unit Value	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321	—
Number of Units Outstanding	7,402	7,752	7,628	7,949	8,566	6,837	6,016	4,227	1,778	—
Small Cap Growth Stock Division
Accumulation Unit Value	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489
Number of Units Outstanding	13,368	15,236	16,798	18,409	20,826	23,864	26,493	27,675	29,757	30,160
Index 600 Stock Division(b)
Accumulation Unit Value	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—	—
Number of Units Outstanding	4,125	3,978	2,846	1,836	905	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944
Number of Units Outstanding	17,697	19,089	20,513	21,473	23,096	23,566	22,652	21,144	18,088	13,871
International Growth Division
Accumulation Unit Value	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780
Number of Units Outstanding	18,134	19,931	21,183	22,242	23,946	22,377	17,034	10,790	6,595	3,341
Research International Core Division(b)
Accumulation Unit Value	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—	—	—
Number of Units Outstanding	7,294	4,706	4,232	2,980	1,927	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550	$2.163	$1.560
Number of Units Outstanding	63,005	68,845	74,624	80,885	89,762	92,866	95,439	98,793	103,922	112,474
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—	—	—
Number of Units Outstanding	16,748	15,784	13,381	7,860	4,677	—	—	—	—	—
Money Market Division
Accumulation Unit Value	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739	$2.734	$2.735
Number of Units Outstanding	25,260	24,659	33,396	43,323	34,389	31,260	27,920	30,367	37,796	49,899

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Short-Term Bond Division(b)
Accumulation Unit Value	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—	—
Number of Units Outstanding	9,961	8,550	6,142	2,282	835	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188
Number of Units Outstanding	14,863	16,045	16,193	16,685	18,508	18,012	17,241	16,400	17,984	20,034
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066	—	—	—	—	—
Number of Units Outstanding	8,373	8,461	8,094	9,012	1,391	—	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059	—	—	—	—	—
Number of Units Outstanding	14,650	13,323	9,802	5,973	1,196	—	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424
Number of Units Outstanding	14,650	15,317	16,246	17,421	19,203	19,117	19,826	20,062	20,664	18,691
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.288	$ 1.242	$ 1.111	$ 0.922	$ 1.002	—	—	—	—	—
Number of Units Outstanding	16,033	13,106	8,938	5,330	2,685	—	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$ 8.003	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	388	—	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$ 9.537	$ 9.456	$ 8.553	$ 7.131	$ 9.345	$ 8.915	$8.175	$7.990	$7.499	$6.435
Number of Units Outstanding	102,331	111,025	120,585	132,204	147,561	161,709	177,506	191,592	204,666	217,113
Asset Allocation Division
Accumulation Unit Value	$ 1.321	$ 1.338	$ 1.199	$ 0.955	$ 1.385	$ 1.282	$1.181	$1.117	$1.028	$0.863
Number of Units Outstanding	30,990	34,606	37,148	39,348	45,279	47,364	45,798	41,085	31,855	20,094

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity® Variable Insurance Products

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	15,147	16,104	16,578	17,225	17,858	16,883	13,056	6,684	2,590
VIP Contrafund® Division(b)
Accumulation Unit Value	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	17,856	14,553	12,669	9,969	5,141	—	—	—	—
(b) The initial investment was made on April 30, 2007.
(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	4,458	2,578	1,423	963	398
(b) The initial investment was made on April 30, 2007.
Russell Investment Funds
	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Accumulation Unit Value	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594
Number of Units Outstanding	18,401	21,161	22,867	25,157	26,496	27,908	26,359	26,557	23,379	22,004
Aggressive Equity Division
Accumulation Unit Value	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832
Number of Units Outstanding	7,975	8,840	9,076	10,259	12,088	13,343	12,818	13,767	12,921	9,413
Non-U.S. Division
Accumulation Unit Value	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678
Number of Units Outstanding	16,760	18,158	19,057	20,493	22,195	22,678	18,647	16,879	14,034	13,477
Core Bond Division
Accumulation Unit Value	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218
Number of Units Outstanding	17,528	17,241	16,593	17,152	19,502	17,940	15,507	12,951	11,930	10,481
Global Real Estate Securities Division
Accumulation Unit Value	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262
Number of Units Outstanding	16,868	17,940	19,170	19,153	20,824	25,441	24,169	23,286	19,387	16,347
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	10,483	7,601	6,226	3,856	1,308
Balanced Strategy Division(b)
Accumulation Unit Value	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	19,805	16,825	14,345	10,785	3,903
Growth Strategy Division(b)
Accumulation Unit Value	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	7,816	8,391	7,221	5,603	3,684
Equity Growth Strategy Division(b)
Accumulation Unit Value	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	3,243	3,625	4,872	4,795	3,034

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Growth Stock Division
Accumulation Unit Value	$2.854	$2.913	$2.612	$1.918	$3.161	$2.917	$2.682	$2.509	$2.369	$2.007
Number of Units Outstanding	242	267	280	307	327	365	455	484	595	517
Focused Appreciation Division(c)
Accumulation Unit Value	$1.837	$1.971	$1.816	$1.284	$2.157	$1.713	$1.646	$1.417	$1.193	—
Number of Units Outstanding	135	161	217	304	250	101	43	13	8	—
Large Cap Core Stock Division
Accumulation Unit Value	$2.292	$2.337	$2.085	$1.625	$2.672	$2.467	$2.229	$2.071	$1.929	$1.567
Number of Units Outstanding	167	190	198	274	303	262	374	468	409	427
Large Cap Blend Division(b)
Accumulation Unit Value	$0.767	$0.791	$0.697	$0.552	$0.930	—	—	—	—	—
Number of Units Outstanding	30	30	35	18	5	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$4.995	$4.936	$4.329	$3.450	$5.513	$5.269	$4.591	$4.417	$4.020	$3.153
Number of Units Outstanding	3,257	3,506	3,873	4,074	4,544	5,337	6,058	6,906	7,432	7,721
Large Company Value Division(b)
Accumulation Unit Value	$0.775	$0.769	$0.698	$0.583	$0.936	—	—	—	—	—
Number of Units Outstanding	43	32	14	31	25	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.216	$1.215	$1.068	$0.830	$1.360	$1.463	$1.265	$1.179	$1.017	$0.762
Number of Units Outstanding	263	251	257	300	404	595	372	338	293	256
Equity Income Division(c)
Accumulation Unit Value	$1.563	$1.589	$1.388	$1.123	$1.762	$1.720	$1.454	$1.406	$1.230	—
Number of Units Outstanding	225	162	146	144	208	205	277	278	67	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$6.101	$6.552	$5.330	$4.065	$6.835	$5.706	$5.506	$5.227	$4.611	$3.725
Number of Units Outstanding	203	252	281	321	360	421	569	671	742	801
Index 400 Stock Division
Accumulation Unit Value	$2.313	$2.376	$1.896	$1.394	$2.204	$2.058	$1.884	$1.689	$1.464	$1.092
Number of Units Outstanding	195	230	242	318	405	443	571	512	470	505
Mid Cap Value Division(c)
Accumulation Unit Value	$1.703	$1.726	$1.450	$1.185	$1.839	$1.856	$1.633	$1.561	$1.325	—
Number of Units Outstanding	88	92	95	134	115	73	67	37	25	—
Small Cap Growth Stock Division
Accumulation Unit Value	$2.624	$2.719	$2.177	$1.672	$3.001	$2.760	$2.607	$2.362	$2.003	$1.517
Number of Units Outstanding	171	197	167	146	200	296	271	288	262	313
Index 600 Stock Division(b)
Accumulation Unit Value	$0.993	$0.991	$0.793	$0.638	$0.936	—	—	—	—	—
Number of Units Outstanding	92	68	47	6	4	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$2.055	$2.099	$1.734	$1.363	$1.911	$1.941	$1.678	$1.577	$1.275	$0.951
Number of Units Outstanding	269	271	251	265	317	299	236	282	316	185
International Growth Division
Accumulation Unit Value	$1.343	$1.558	$1.348	$1.103	$2.065	$1.848	$1.532	$1.308	$1.084	$0.786
Number of Units Outstanding	184	238	233	256	393	286	122	172	76	17
Research International Core Division(b)
Accumulation Unit Value	$0.761	$0.857	$0.777	$0.599	$1.050	—	—	—	—	—
Number of Units Outstanding	89	52	68	48	16	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$3.202	$3.588	$3.358	$2.541	$4.555	$3.887	$2.992	$2.703	$2.282	$1.637
Number of Units Outstanding	482	680	851	865	970	1,024	975	1,041	1,035	1,093
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.924	$1.144	$0.929	$0.552	$1.241	—	—	—	—	—
Number of Units Outstanding	166	216	112	71	102	—	—	—	—	—
Money Market Division
Accumulation Unit Value	$3.448	$3.469	$3.485	$3.484	$3.416	$3.269	$3.141	$3.073	$3.052	$3.038
Number of Units Outstanding	299	211	391	458	313	264	316	400	417	731

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Short-Term Bond Division(b)
Accumulation Unit Value	$ 1.143	$ 1.145	$ 1.113	$ 1.046	$ 1.026	—	—	—	—	—
Number of Units Outstanding	94	118	68	2	—	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$15.345	$14.427	$13.637	$12.562	$12.257	$11.608	$11.273	$11.111	$10.688	$10.207
Number of Units Outstanding	427	429	450	458	427	454	503	540	609	664
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 1.664	$ 1.300	$ 1.184	$ 1.283	$ 1.070	—	—	—	—	—
Number of Units Outstanding	78	49	32	31	—	—	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.322	$ 1.190	$ 1.136	$ 1.040	$ 1.063	—	—	—	—	—
Number of Units Outstanding	186	64	75	71	22	—	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$ 3.159	$ 3.043	$ 2.677	$ 1.855	$ 2.376	$ 2.338	$ 2.146	$ 2.132	$ 1.905	$ 1.487
Number of Units Outstanding	140	139	144	147	169	158	127	133	130	122
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.319	$ 1.266	$ 1.126	$ 0.930	$ 1.006	—	—	—	—	—
Number of Units Outstanding	92	60	16	35	23	—	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$ 8.030	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	3	—	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$11.079	$10.932	$ 9.838	$ 8.162	$10.642	$10.101	$ 9.217	$ 8.963	$ 8.370	$ 7.147
Number of Units Outstanding	1,591	1,850	1,953	2,140	2,352	2,584	2,894	3,202	3,377	3,566
Asset Allocation Division
Accumulation Unit Value	$ 1.391	$ 1.403	$ 1.251	$ 0.992	$ 1.430	$ 1.317	$ 1.207	$ 1.137	$ 1.041	$ 0.869
Number of Units Outstanding	355	320	352	440	348	472	615	295	287	297
(a) The initial investment was made on April 30, 2011.
(b) The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Fidelity® Variable Insurance Products

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$2.432	$2.749	$2.154	$1.553	$2.591	$2.263	$2.029	$1.732	$1.400
Number of Units Outstanding	223	211	172	174	226	208	110	108	69
VIP Contrafund® Division(b)
Accumulation Unit Value	$0.953	$0.987	$0.851	$0.633	$1.112	—	—	—	—
Number of Units Outstanding	180	192	113	58	93	—	—	—	—
(b) The initial investment was made on April 30, 2007.
(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$0.932	$0.969	$0.795	$0.609	$1.014
Number of Units Outstanding	41	27	28	19	3

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Multi-Style Equity Division
Accumulation Unit Value	$0.957	$0.979	$0.847	$0.650	$1.101	$1.005	$0.898	$0.844	$0.774	$0.605
Number of Units Outstanding	423	482	541	553	542	569	270	283	321	274
Aggressive Equity Division
Accumulation Unit Value	$1.499	$1.576	$1.272	$0.975	$1.721	$1.677	$1.472	$1.394	$1.224	$0.847
Number of Units Outstanding	198	237	216	223	186	211	95	101	122	168
Non-U.S. Division
Accumulation Unit Value	$1.160	$1.341	$1.213	$0.966	$1.690	$1.546	$1.260	$1.117	$0.951	$0.690
Number of Units Outstanding	244	308	266	274	239	266	127	96	112	100
Core Bond Division
Accumulation Unit Value	$1.880	$1.809	$1.657	$1.442	$1.506	$1.415	$1.374	$1.357	$1.307	$1.240
Number of Units Outstanding	211	223	233	208	222	178	81	38	6	25
Global Real Estate Securities Division
Accumulation Unit Value	$2.677	$2.902	$2.379	$1.859	$2.958	$3.542	$2.627	$2.343	$1.750	$1.285
Number of Units Outstanding	178	185	191	244	293	380	290	307	235	185
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	65	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	1	1	300	300	—
Growth Strategy Division(b)
Accumulation Unit Value	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	7	7	7	2	2

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Nontax-Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2011	$64,691,073
2010	$56,488,593
2009	$38,053,943

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2011 NML Variable Annuity Account B Financial Statements

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$229,903	$203,718	$183,897	$45,241	$801,241
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	2	3	–	8

Total Assets	229,903	203,720	183,900	45,241	801,249

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	–	–	–	–
Due to Participants	692	144	343	133	1,091

Total Liabilities	693	144	343	133	1,091

Total Net Assets	$229,210	$203,576	$183,557	$45,108	$800,158

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$689	$249	$383	$23	$16,271
Annuity Reserves	1	–	33	–	1,107
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	55,202	23,238	48,352	4,864	236,465
Annuity Reserves	576	86	796	37	2,571
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	21,882	6,628	15,094	1,619	55,849
Annuity Reserves	257	164	413	–	984
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	64,589	18,898	53,315	3,501	172,713
Annuity Reserves	239	200	475	18	777
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	32,489	78,361	23,726	16,981	113,954
Annuity Reserves	228	421	196	163	401
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	15,504	11,777	9,696	1,999	47,176
Class B Accumulation Units (8)	36,172	62,472	30,021	15,877	146,605
Annuity Reserves	208	381	162	26	496
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,174	701	895	–	4,789
Annuity Reserves	–	–	–	–	–

Total Net Assets	$229,210	$203,576	$183,557	$45,108	$800,158

(1) Investments, at cost	$216,136	$202,040	$190,362	$40,868	$814,470
Mutual Fund Shares Held	110,054	116,677	151,606	59,764	315,325
(2) Accumulation Unit Value	$2.853501	$1.836578	$2.291654	$0.767362	$4.995209
Units Outstanding	242	135	167	30	3,257
(3) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.495474
Units Outstanding	21,133	13,214	23,049	6,488	52,601
(4) Accumulation Unit Value	$2.781546	$1.892627	$2.233103	$0.779920	$3.164867
Units Outstanding	7,867	3,502	6,759	2,076	17,647
(5) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.495474
Units Outstanding	24,727	10,746	25,415	4,670	38,419
(6) Accumulation Unit Value	$0.896340	$1.876499	$0.869883	$0.776336	$0.978533
Units Outstanding	36,246	41,759	27,275	21,873	116,454
(7) Accumulation Unit Value	$0.896340	$1.876499	$0.869883	$0.776336	$0.978533
Units Outstanding	17,297	6,276	11,146	2,575	48,211
(8) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.495474
Units Outstanding	13,848	35,523	14,311	21,180	32,612
(9) Accumulation Unit Value	$0.929516	$1.901031	$0.938936	$0.781770	$1.023649
Units Outstanding	1,263	369	953	–	4,678

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$43,776	$237,138	$209,665	$422,127	$228,111
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	10	6	1

Total Assets	43,776	237,138	209,675	422,133	228,112

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	3	–	–	–
Due to Participants	13	345	160	616	280

Total Liabilities	13	348	160	616	280

Total Net Assets	$43,763	$236,790	$209,515	$421,517	$227,832

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$33	$320	$352	$1,239	$452
Annuity Reserves	–	–	–	94	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	4,690	36,079	29,665	194,279	46,329
Annuity Reserves	7	698	403	1,540	395
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	943	10,878	7,247	31,152	13,646
Annuity Reserves	3	231	216	244	236
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	3,304	25,496	17,440	110,677	37,864
Annuity Reserves	14	178	141	410	191
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	16,348	79,554	75,638	25,973	44,758
Annuity Reserves	79	1,642	1,742	161	563
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,438	18,323	11,531	17,855	25,859
Class B Accumulation Units (8)	16,374	59,138	60,460	36,903	54,506
Annuity Reserves	26	276	435	203	338
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	504	3,977	4,245	787	2,693
Annuity Reserves	–	–	–	–	–

Total Net Assets	$43,763	$236,790	$209,515	$421,517	$227,832

(1) Investments, at cost	$40,165	$276,666	$220,531	$503,877	$234,951
Mutual Fund Shares Held	59,642	271,637	180,279	144,714	170,360
(2) Accumulation Unit Value	$0.774574	$1.216420	$1.562939	$6.101288	$2.313337
Units Outstanding	43	263	225	203	195
(3) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.490528	$2.171185
Units Outstanding	6,199	31,246	19,821	35,384	21,338
(4) Accumulation Unit Value	$0.787237	$1.261214	$1.610629	$2.980969	$2.417284
Units Outstanding	1,198	8,625	4,499	10,450	5,645
(5) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.490528	$2.171185
Units Outstanding	4,367	22,081	11,653	20,158	17,439
(6) Accumulation Unit Value	$0.783590	$1.248343	$1.596944	$0.944730	$1.884985
Units Outstanding	20,863	63,727	47,364	27,492	23,745
(7) Accumulation Unit Value	$0.783590	$1.248343	$1.596944	$0.944730	$1.884985
Units Outstanding	1,835	14,678	7,220	18,899	13,719
(8) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.490528	$2.171185
Units Outstanding	21,641	51,217	40,398	6,721	25,104
(9) Accumulation Unit Value	$0.789126	$1.267980	$1.617804	$0.978142	$1.972440
Units Outstanding	639	3,136	2,624	805	1,365

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$80,842	$182,828	$29,638	$213,844	$175,997
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	14	1	10	5	3

Total Assets	80,856	182,829	29,648	213,849	176,000

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	–	–
Due to Participants	125	298	43	249	201

Total Liabilities	125	298	43	249	201

Total Net Assets	$80,731	$182,531	$29,605	$213,600	$175,799

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$151	$449	$91	$552	$247
Annuity Reserves	–	161	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	12,070	32,918	4,000	34,514	23,117
Annuity Reserves	111	483	78	199	150
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3,072	10,848	1,226	8,980	6,123
Annuity Reserves	47	87	19	110	113
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	8,573	30,905	2,460	22,825	18,707
Annuity Reserves	37	229	13	117	119
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	27,018	40,305	10,828	65,401	56,147
Annuity Reserves	229	369	45	724	1,105
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	4,665	18,094	1,666	16,808	13,779
Class B Accumulation Units (8)	23,223	46,757	8,691	61,783	54,138
Annuity Reserves	152	223	14	270	229
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,383	703	474	1,317	1,825
Annuity Reserves	–	–	–	–	–

Total Net Assets	$80,731	$182,531	$29,605	$213,600	$175,799

(1) Investments, at cost	$86,178	$208,562	$26,726	$205,564	$232,117
Mutual Fund Shares Held	71,351	106,356	32,461	129,524	169,557
(2) Accumulation Unit Value	$1.702737	$2.623613	$0.992598	$2.054674	$1.342965
Units Outstanding	88	171	92	269	184
(3) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	7,402	13,368	4,125	17,697	18,134
(4) Accumulation Unit Value	$1.754706	$2.741589	$1.008834	$2.130243	$1.392389
Units Outstanding	1,751	3,957	1,215	4,215	4,398
(5) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	5,258	12,551	2,537	11,703	14,675
(6) Accumulation Unit Value	$1.739791	$1.243234	$1.004213	$2.108455	$1.378173
Units Outstanding	15,529	32,419	10,782	31,018	40,740
(7) Accumulation Unit Value	$1.739791	$1.243234	$1.004213	$2.108455	$1.378173
Units Outstanding	2,681	14,554	1,659	7,972	9,998
(8) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	14,243	18,989	8,963	31,679	42,469
(9) Accumulation Unit Value	$1.762499	$1.230655	$1.011279	$2.141605	$1.399837
Units Outstanding	785	571	468	615	1,304

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$54,637	$730,103	$123,434	$303,258	$88,289
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	2	35	72	98	–

Total Assets	54,639	730,138	123,506	303,356	88,289

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	–	–
Due to Participants	64	1,365	146	346	259

Total Liabilities	64	1,365	146	346	259

Total Net Assets	$54,575	$728,773	$123,360	$303,010	$88,030

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$68	$1,543	$154	$1,032	$108
Annuity Reserves	–	169	–	8	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	5,424	183,753	15,115	74,953	11,117
Annuity Reserves	25	1,950	78	559	31
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,502	39,189	4,113	21,007	2,914
Annuity Reserves	30	491	49	59	10
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	3,021	111,218	9,361	43,104	6,445
Annuity Reserves	11	519	32	116	29
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	24,026	184,986	45,898	61,740	34,013
Annuity Reserves	192	1,808	290	138	125
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	2,296	38,572	6,492	22,388	4,946
Class B Accumulation Units (8)	16,327	157,699	35,987	74,757	24,713
Annuity Reserves	142	746	236	247	392
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,511	6,130	5,555	2,902	3,187
Annuity Reserves	–	–	–	–	–

Total Net Assets	$54,575	$728,773	$123,360	$303,010	$88,030

(1) Investments, at cost	$57,331	$818,462	$128,384	$303,260	$90,146
Mutual Fund Shares Held	75,780	481,600	138,376	303,260	86,727
(2) Accumulation Unit Value	$0.761294	$3.202009	$0.923851	$3.447749	$1.142520
Units Outstanding	89	482	166	299	94
(3) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.967243	$1.116091
Units Outstanding	7,294	63,005	16,748	25,260	9,961
(4) Accumulation Unit Value	$0.773740	$2.760226	$0.938975	$1.635864	$1.161188
Units Outstanding	1,941	14,198	4,380	12,842	2,510
(5) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.967243	$1.116091
Units Outstanding	4,062	38,134	10,370	14,527	5,774
(6) Accumulation Unit Value	$0.770179	$1.400644	$0.934635	$1.267530	$1.155827
Units Outstanding	31,195	132,072	49,108	48,709	29,427
(7) Accumulation Unit Value	$0.770179	$1.400644	$0.934635	$1.267530	$1.155827
Units Outstanding	2,981	27,539	6,946	17,663	4,279
(8) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.967243	$1.116091
Units Outstanding	21,956	54,071	39,876	25,194	22,142
(9) Accumulation Unit Value	$0.775620	$1.396839	$0.941223	$1.272116	$1.163966
Units Outstanding	1,948	4,388	5,902	2,281	2,738

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,162,185	$89,894	$156,320	$262,250	$205,910
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	12	–	94	–	–

Total Assets	1,162,197	89,894	156,414	262,250	205,910

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	1	–	1	–
Due to Participants	2,049	98	303	606	172

Total Liabilities	2,049	99	303	607	172

Total Net Assets	$1,160,148	$89,795	$156,111	$261,643	$205,738

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$6,559	$131	$246	$444	$121
Annuity Reserves	188	–	–	211	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	196,248	13,608	18,925	42,372	20,654
Annuity Reserves	2,875	50	83	558	44
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	51,941	2,786	5,574	16,672	6,194
Annuity Reserves	1,248	22	94	313	84
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	125,455	8,696	11,373	41,969	14,202
Annuity Reserves	1,030	55	75	235	68
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	369,313	28,474	53,151	72,091	83,050
Annuity Reserves	4,640	217	257	608	506
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	82,406	6,074	8,828	18,296	9,919
Class B Accumulation Units (8)	284,960	28,689	44,335	62,278	63,370
Annuity Reserves	3,222	169	546	664	852
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	30,063	824	12,624	4,932	6,674
Annuity Reserves	–	–	–	–	–

Total Net Assets	$1,160,148	$89,795	$156,111	$261,643	$205,738

(1) Investments, at cost	$1,098,328	$87,716	$143,787	$255,154	$209,163
Mutual Fund Shares Held	889,882	79,412	132,811	373,043	205,090
(2) Accumulation Unit Value	$15.344575	$1.663627	$1.322368	$3.159477	$1.318754
Units Outstanding	427	78	186	140	92
(3) Accumulation Unit Value	$13.203917	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	14,863	8,373	14,650	14,650	16,033
(4) Accumulation Unit Value	$2.781193	$1.690840	$1.344009	$3.124546	$1.340300
Units Outstanding	18,676	1,648	4,147	5,336	4,621
(5) Accumulation Unit Value	$13.203917	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	9,501	5,351	8,803	14,511	11,024
(6) Accumulation Unit Value	$2.031334	$1.683053	$1.337831	$2.112946	$1.334148
Units Outstanding	181,808	16,918	39,729	34,119	62,250
(7) Accumulation Unit Value	$2.031334	$1.683053	$1.337831	$2.112946	$1.334148
Units Outstanding	40,568	3,609	6,599	8,659	7,435
(8) Accumulation Unit Value	$13.203917	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	21,581	17,652	34,320	21,533	49,191
(9) Accumulation Unit Value	$2.045015	$1.694900	$1.347230	$2.148291	$1.343520
Units Outstanding	14,701	486	9,370	2,296	4,968

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$35,934	$1,748,203	$183,825	$ –	$ –
Fidelity Variable Insurance Products	–	–	–	264,349	161,290
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	1	2	–

Total Assets	35,934	1,748,203	183,826	264,351	161,290

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	97	–	–	67
Due to Participants	7	4,143	377	302	280

Total Liabilities	7	4,240	377	302	347

Total Net Assets	$35,927	$1,743,963	$183,449	$264,049	$160,943

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$28	$17,641	$493	$543	$171
Annuity Reserves	–	945	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	3,105	975,879	40,931	35,280	16,617
Annuity Reserves	4	19,819	1,464	211	51
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	985	69,433	6,063	9,360	4,538
Annuity Reserves	–	3,064	335	79	106
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	1,645	229,732	24,934	25,595	11,221
Annuity Reserves	10	3,909	551	320	280
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	14,989	146,305	36,504	92,714	65,948
Annuity Reserves	37	11,130	1,372	615	233
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,442	91,024	20,060	16,659	6,286
Class B Accumulation Units (8)	10,020	168,922	49,201	79,723	50,694
Annuity Reserves	122	5,362	1,042	342	191
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	3,540	798	365	2,608	4,607
Annuity Reserves	–	–	134	–	–

Total Net Assets	$35,927	$1,743,963	$183,449	$264,049	$160,943

(1) Investments, at cost	$39,472	$1,907,011	$192,279	$271,330	$152,678
Mutual Fund Shares Held	44,530	1,257,699	179,868	9,249	7,124
(2) Accumulation Unit Value	$8.029775	$11.079487	$1.391408	$2.432397	$0.952668
Units Outstanding	3	1,591	355	223	180
(3) Accumulation Unit Value	$8.002839	$9.536525	$1.320779	$2.329143	$0.930627
Units Outstanding	388	102,331	30,990	15,147	17,856
(4) Accumulation Unit Value	$8.048514	$2.991836	$1.442613	$2.506615	$0.968241
Units Outstanding	122	23,208	4,203	3,734	4,686
(5) Accumulation Unit Value	$8.002839	$9.536525	$1.320779	$2.329143	$0.930627
Units Outstanding	206	24,090	18,878	10,989	12,059
(6) Accumulation Unit Value	$8.043187	$1.367661	$1.427891	$2.485286	$0.963816
Units Outstanding	1,864	106,975	25,565	37,305	68,424
(7) Accumulation Unit Value	$8.043187	$1.367661	$1.427891	$2.485286	$0.963816
Units Outstanding	179	66,554	14,049	6,703	6,522
(8) Accumulation Unit Value	$8.002839	$9.536525	$1.320779	$2.329143	$0.930627
Units Outstanding	1,252	17,713	37,252	34,228	54,473
(9) Accumulation Unit Value	$8.051273	$1.400766	$1.450367	$2.517713	$0.970592
Units Outstanding	440	570	251	1,036	4,746

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ –	$ –	$ –	$ –	$ –
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	43,627	–	–	–	–
Russell Investment Funds		143,758	64,064	137,380	294,332
Due from Northwestern Mutual Life Insurance Company	1	3	–	–	1

Total Assets	43,628	143,761	64,064	137,380	294,333

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	–	–
Due to Participants	33	326	131	340	702

Total Liabilities	33	326	131	340	702

Total Net Assets	$43,595	$143,435	$63,933	$137,040	$293,631

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$38	$405	$296	$283	$397
Annuity Reserves	–	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	4,060	16,525	11,218	18,242	30,932
Annuity Reserves	11	153	51	114	325
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,297	8,991	4,225	7,778	11,734
Annuity Reserves	3	65	18	16	112
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	2,747	17,289	8,898	15,100	24,205
Annuity Reserves	13	115	40	64	230
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	18,922	43,549	16,724	43,558	104,530
Annuity Reserves	124	703	208	247	1,007
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,273	13,330	5,226	10,407	21,857
Class B Accumulation Units (8)	14,450	37,227	15,813	35,871	89,666
Annuity Reserves	133	591	334	372	1,738
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	524	4,448	875	4,975	6,853
Annuity Reserves	–	44	7	13	45

Total Net Assets	$43,595	$143,435	$63,933	$137,040	$293,631

(1) Investments, at cost	$42,479	$142,634	$69,158	$185,110	$288,942
Mutual Fund Shares Held	3,040	10,858	5,639	15,700	28,112
(2) Accumulation Unit Value	$0.932271	$0.956882	$1.498776	$1.159674	$1.880084
Units Outstanding	41	423	198	244	211
(3) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	4,458	18,401	7,975	16,760	17,528
(4) Accumulation Unit Value	$0.947550	$0.999866	$1.566133	$1.211791	$1.964588
Units Outstanding	1,369	8,992	2,698	6,418	5,973
(5) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	3,016	19,251	6,325	13,873	13,716
(6) Accumulation Unit Value	$0.943157	$0.928319	$1.317081	$0.957245	$1.927993
Units Outstanding	20,063	46,912	12,698	45,503	54,217
(7) Accumulation Unit Value	$0.943157	$0.928319	$1.317081	$0.957245	$1.927993
Units Outstanding	1,349	14,359	3,968	10,872	11,337
(8) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	15,867	41,452	11,242	32,957	50,812
(9) Accumulation Unit Value	$0.949797	$0.982106	$1.380064	$1.024882	$1.931512
Units Outstanding	551	4,529	634	4,854	3,548

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ –	$ –	$ –	$ –	$ –
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	308,030	72,965	192,382	105,400	28,708
Due from Northwestern Mutual Life Insurance Company	2	–	2	–	–

Total Assets	308,032	72,965	192,384	105,400	28,708

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	1	–
Due to Participants	276	320	83	73	41

Total Liabilities	276	320	83	74	41

Total Net Assets	$307,756	$72,645	$192,301	$105,326	$28,667

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$476	$72	$1	$ –	$6
Annuity Reserves	2	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	42,388	11,312	19,499	6,973	2,591
Annuity Reserves	377	519	142	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	12,609	2,181	6,496	1,218	1,063
Annuity Reserves	269	–	–	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	32,327	4,924	11,655	7,274	1,779
Annuity Reserves	193	27	54	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	99,605	24,656	78,020	45,857	12,804
Annuity Reserves	590	821	2,285	897	266
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	24,501	4,723	7,018	2,910	1,133
Class B Accumulation Units (8)	88,555	22,849	65,949	40,149	9,025
Annuity Reserves	651	419	1,072	48	–
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	5,206	142	110	–	–
Annuity Reserves	7	–	–	–	–

Total Net Assets	$307,756	$72,645	$192,301	$105,326	$28,667

(1) Investments, at cost	$360,104	$71,802	$187,330	$105,331	$28,715
Mutual Fund Shares Held	24,350	7,754	22,215	13,159	3,976
(2) Accumulation Unit Value	$2.677440	$1.104651	$1.007842	$0.913232	$0.817946
Units Outstanding	178	65	1	–	7
(3) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	16,868	10,483	19,805	7,816	3,243
(4) Accumulation Unit Value	$2.797749	$1.122709	$1.024308	$0.928209	$0.831347
Units Outstanding	4,507	1,942	6,342	1,312	1,279
(5) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	12,864	4,563	11,838	8,154	2,226
(6) Accumulation Unit Value	$2.929798	$1.117532	$1.019623	$0.923917	$0.827531
Units Outstanding	33,997	22,063	76,519	49,633	15,472
(7) Accumulation Unit Value	$2.929798	$1.117532	$1.019623	$0.923917	$0.827531
Units Outstanding	8,363	4,227	6,883	3,150	1,369
(8) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	35,240	21,174	66,986	45,004	11,295
(9) Accumulation Unit Value	$2.725322	$1.125385	$1.026783	$0.930416	$0.833341
Units Outstanding	1,910	126	107	–	–

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$1,916	$374	$2,229	$359	$13,876
Expenses:
Mortality and expense risk charges	2,468	1,808	2,021	406	8,499

Net investment income (loss)	(552)	(1,434)	208	(47)	5,377

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,432	1,385	(1,516)	(293)	8,392
Realized gain distributions	–	–	–	–	18,562

Realized gains (losses)	3,432	1,385	(1,516)	(293)	26,954

Change in unrealized appreciation/ depreciation of investments during the period	(8,065)	(14,226)	(2,927)	(1,160)	(24,510)

Net increase (decrease) in net assets resulting from operations	$(5,185)	$(14,275)	$(4,235)	$(1,500)	$7,821

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$758	$5,145	$2,946	$1,090	$2,120
Expenses:
Mortality and expense risk charges	383	2,185	1,671	5,197	2,343

Net investment income (loss)	375	2,960	1,275	(4,107)	(223)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	528	(9,227)	(1,802)	(16,420)	3,973
Realized gain distributions	–	–	–	–	13,577

Realized gains (losses)	528	(9,227)	(1,802)	(16,420)	17,550

Change in unrealized appreciation/ depreciation of investments during the period	(718)	6,199	(2,307)	(12,457)	(23,961)

Net increase (decrease) in net assets resulting from operations	$185	$(68)	$(2,834)	$(32,984)	$(6,634)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,351	$697	$212	$1,312	$2,173
Expenses:
Mortality and expense risk charges	683	1,907	247	1,993	1,731

Net investment income (loss)	668	(1,210)	(35)	(681)	442

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,048)	(3,666)	1,238	2,475	(3,587)
Realized gain distributions	–	–	835	–	–

Realized gains (losses)	(2,048)	(3,666)	2,073	2,475	(3,587)

Change in unrealized appreciation/ depreciation of investments during the period	638	(2,068)	(2,089)	(6,371)	(24,215)

Net increase (decrease) in net assets resulting from operations	$(742)	$(6,944)	$(51)	$(4,577)	$(27,360)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$774	$17,024	$1,138	$381	$1,195
Expenses:
Mortality and expense risk charges	338	7,790	989	2,772	657

Net investment income (loss)	436	9,234	149	(2,391)	538

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(460)	9,923	2,266	–	96
Realized gain distributions	–	–	–	–	130

Realized gains (losses)	(460)	9,923	2,266	–	226

Change in unrealized appreciation/ depreciation of investments during the period	(5,270)	(107,630)	(27,135)	–	(1,087)

Net increase (decrease) in net assets resulting from operations	$(5,294)	$(88,473)	$(24,720)	$(2,391)	$(323)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$37,334	$1,626	$49	$17,797	$10,223
Expenses:
Mortality and expense risk charges	9,934	648	1,079	2,316	1,492

Net investment income (loss)	27,400	978	(1,030)	15,481	8,731

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,758	(609)	739	1,498	755
Realized gain distributions	22,421	8,859	1,062	–	3,669

Realized gains (losses)	28,179	8,250	1,801	1,498	4,424

Change in unrealized appreciation/ depreciation of investments during the period	11,987	8,623	12,469	(8,299)	(6,392)

Net increase (decrease) in net assets resulting from operations	$67,566	$17,851	$13,240	$8,680	$6,763

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Income:
Dividend income	$ –	$49,615	$4,602	$64	$1,323
Expenses:
Mortality and expense risk charges	100	19,918	1,914	2,570	1,267

Net investment income (loss)	(100)	29,697	2,688	(2,506)	56

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(37)	(33,547)	(1,828)	(1,169)	(1,960)
Realized gain distributions	1	–	–	505	–

Realized gains (losses)	(36)	(33,547)	(1,828)	(664)	(1,960)

Change in unrealized appreciation/ depreciation of investments during the period	(3,536)	21,461	(2,696)	(31,212)	(3,795)

Net increase (decrease) in net assets resulting from operations	$(3,672)	$17,611	$(1,836)	$(34,382)	$(5,699)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Income:
Dividend income	$130	$1,504	$346	$2,592	$8,712
Expenses:
Mortality and expense risk charges	252	1,334	639	1,352	2,354

Net investment income (loss)	(122)	170	(293)	1,240	6,358

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	278	2,845	(2,947)	(2,740)	710
Realized gain distributions	–	–	–	–	4,949

Realized gains (losses)	278	2,845	(2,947)	(2,740)	5,659

Change in unrealized appreciation/ depreciation of investments during the period	(1,525)	(6,435)	(71)	(19,821)	(2,128)

Net increase (decrease) in net assets resulting from operations	$(1,369)	$(3,420)	$(3,311)	$(21,321)	$9,889

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$7,253	$1,703	$4,100	$1,959	$449
Expenses:
Mortality and expense risk charges	2,890	584	1,603	894	247

Net investment income (loss)	4,363	1,119	2,497	1,065	202

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6,229)	1,727	(450)	(1,019)	317
Realized gain distributions	–	–	–	–	–

Realized gains (losses)	(6,229)	1,727	(450)	(1,019)	317

Change in unrealized appreciation/ depreciation of investments during the period	(23,739)	(3,537)	(9,207)	(6,318)	(2,784)

Net increase (decrease) in net assets resulting from operations	$(25,605)	$(691)	$(7,160)	$(6,272)	$(2,265)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(552)	$(470)	$(1,434)	$(1,607)
Net realized gains (losses)	3,432	(469)	1,385	265
Net change in unrealized appreciation/depreciation	(8,065)	26,446	(14,226)	16,407

Net increase (decrease) in net assets resulting from operations	(5,185)	25,507	(14,275)	15,065

Contract Transactions:
Contract owners’ net payments	10,892	11,553	38,108	29,122
Annuity payments	(184)	(191)	(120)	(101)
Surrenders and other (net)	(18,722)	(19,580)	(13,715)	(12,625)
Transfers from other divisions or sponsor	159,589	143,283	296,487	232,703
Transfers to other divisions or sponsor	(169,536)	(152,869)	(300,136)	(230,404)

Net increase (decrease) in net assets resulting from contract transactions	(17,961)	(17,804)	20,624	18,695

Net increase (decrease) in net assets	(23,146)	7,703	6,349	33,760
Net Assets:
Beginning of period	252,356	244,653	197,227	163,467

End of period	$229,210	$252,356	$203,576	$197,227

Units issued during the period	118,993	115,915	176,045	147,536
Units redeemed during the period	(124,461)	(121,363)	(165,390)	(137,370)

Net units issued (redeemed) during the period	(5,468)	(5,448)	10,655	10,166

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$208	$272	$(47)	$(18)
Net realized gains (losses)	(1,516)	(3,497)	(293)	(1,004)
Net change in unrealized appreciation/depreciation	(2,927)	24,727	(1,160)	5,846

Net increase (decrease) in net assets resulting from operations	(4,235)	21,502	(1,500)	4,824

Contract Transactions:
Contract owners’ net payments	8,594	11,406	7,288	9,041
Annuity payments	(243)	(249)	(19)	(15)
Surrenders and other (net)	(15,148)	(14,822)	(3,124)	(2,248)
Transfers from other divisions or sponsor	124,761	113,623	88,536	63,386
Transfers to other divisions or sponsor	(133,651)	(119,013)	(88,422)	(60,824)

Net increase (decrease) in net assets resulting from contract transactions	(15,687)	(9,055)	4,259	9,340

Net increase (decrease) in net assets	(19,922)	12,447	2,759	14,164
Net Assets:
Beginning of period	203,479	191,032	42,349	28,185

End of period	$183,557	$203,479	$45,108	$42,349

Units issued during the period	100,377	101,756	124,079	104,386
Units redeemed during the period	(107,791)	(104,206)	(118,692)	(91,212)

Net units issued (redeemed) during the period	(7,414)	(2,450)	5,387	13,174

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$5,377	$7,254	$375	$252
Net realized gains (losses)	26,954	6,014	528	(774)
Net change in unrealized appreciation/depreciation	(24,510)	88,134	(718)	3,806

Net increase (decrease) in net assets resulting from operations	7,821	101,402	185	3,284

Contract Transactions:
Contract owners’ net payments	49,628	52,972	8,355	9,182
Annuity payments	(785)	(755)	(30)	(9)
Surrenders and other (net)	(59,109)	(62,397)	(2,574)	(2,144)
Transfers from other divisions or sponsor	515,964	425,774	77,853	51,372
Transfers to other divisions or sponsor	(549,365)	(449,226)	(77,981)	(48,639)

Net increase (decrease) in net assets resulting from contract transactions	(43,667)	(33,632)	5,623	9,762

Net increase (decrease) in net assets	(35,846)	67,770	5,808	13,046
Net Assets:
Beginning of period	836,004	768,234	37,955	24,909

End of period	$800,158	$836,004	$43,763	$37,955

Units issued during the period	347,820	311,376	114,130	87,750
Units redeemed during the period	(348,441)	(306,026)	(106,800)	(73,990)

Net units issued (redeemed) during the period	(621)	5,350	7,330	13,760

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$2,960	$3,129	$1,275	$1,155
Net realized gains (losses)	(9,227)	(7,543)	(1,802)	(3,135)
Net change in unrealized appreciation/depreciation	6,199	34,783	(2,307)	22,448

Net increase (decrease) in net assets resulting from operations	(68)	30,369	(2,834)	20,468

Contract Transactions:
Contract owners’ net payments	17,732	21,690	40,939	22,792
Annuity payments	(337)	(230)	(303)	(208)
Surrenders and other (net)	(17,427)	(15,998)	(11,455)	(10,125)
Transfers from other divisions or sponsor	370,643	332,142	273,139	187,015
Transfers to other divisions or sponsor	(388,619)	(338,869)	(259,737)	(180,592)

Net increase (decrease) in net assets resulting from contract transactions	(18,008)	(1,265)	42,583	18,882

Net increase (decrease) in net assets	(18,076)	29,104	39,749	39,350
Net Assets:
Beginning of period	254,866	225,762	169,766	130,416

End of period	$236,790	$254,866	$209,515	$169,766

Units issued during the period	324,582	329,960	202,764	149,374
Units redeemed during the period	(339,894)	(331,364)	(175,380)	(136,337)

Net units issued (redeemed) during the period	(15,312)	(1,404)	27,384	13,037

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(4,107)	$(3,799)	$(223)	$248
Net realized gains (losses)	(16,420)	(26,557)	17,550	3,691
Net change in unrealized appreciation/depreciation	(12,457)	124,191	(23,961)	46,115

Net increase (decrease) in net assets resulting from operations	(32,984)	93,835	(6,634)	50,054

Contract Transactions:
Contract owners’ net payments	14,170	16,412	14,846	14,721
Annuity payments	(389)	(389)	(244)	(202)
Surrenders and other (net)	(35,102)	(36,246)	(17,882)	(16,537)
Transfers from other divisions or sponsor	143,854	130,245	210,112	180,989
Transfers to other divisions or sponsor	(166,927)	(152,618)	(219,170)	(190,812)

Net increase (decrease) in net assets resulting from contract transactions	(44,394)	(42,596)	(12,338)	(11,841)

Net increase (decrease) in net assets	(77,378)	51,239	(18,972)	38,213
Net Assets:
Beginning of period	498,895	447,656	246,804	208,591

End of period	$421,517	$498,895	$227,832	$246,804

Units issued during the period	76,569	75,682	106,765	108,673
Units redeemed during the period	(84,130)	(83,787)	(111,767)	(114,577)

Net units issued (redeemed) during the period	(7,561)	(8,105)	(5,002)	(5,904)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$668	$276	$(1,210)	$(412)
Net realized gains (losses)	(2,048)	(3,188)	(3,666)	(3,101)
Net change in unrealized appreciation/depreciation	638	14,194	(2,068)	44,332

Net increase (decrease) in net assets resulting from operations	(742)	11,282	(6,944)	40,819

Contract Transactions:
Contract owners’ net payments	14,095	7,703	11,801	12,922
Annuity payments	(45)	(32)	(179)	(137)
Surrenders and other (net)	(4,840)	(4,648)	(14,828)	(13,822)
Transfers from other divisions or sponsor	111,951	87,557	191,034	169,776
Transfers to other divisions or sponsor	(111,981)	(88,101)	(203,297)	(177,749)

Net increase (decrease) in net assets resulting from contract transactions	9,180	2,479	(15,469)	(9,010)

Net increase (decrease) in net assets	8,438	13,761	(22,413)	31,809
Net Assets:
Beginning of period	72,293	58,532	204,944	173,135

End of period	$80,731	$72,293	$182,531	$204,944

Units issued during the period	75,457	63,514	114,488	120,482
Units redeemed during the period	(69,928)	(61,958)	(120,624)	(123,494)

Net units issued (redeemed) during the period	5,529	1,556	(6,136)	(3,012)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(35)	$578	$(681)	$252
Net realized gains (losses)	2,073	(117)	2,475	739
Net change in unrealized appreciation/depreciation	(2,089)	3,746	(6,371)	35,912

Net increase (decrease) in net assets resulting from operations	(51)	4,207	(4,577)	36,903

Contract Transactions:
Contract owners’ net payments	4,997	4,279	27,515	21,873
Annuity payments	(18)	(14)	(159)	(108)
Surrenders and other (net)	(1,518)	(912)	(15,196)	(14,129)
Transfers from other divisions or sponsor	43,861	25,254	270,392	216,951
Transfers to other divisions or sponsor	(41,587)	(22,474)	(279,972)	(221,517)

Net increase (decrease) in net assets resulting from contract transactions	5,735	6,133	2,580	3,070

Net increase (decrease) in net assets	5,684	10,340	(1,997)	39,973
Net Assets:
Beginning of period	23,921	13,581	215,597	175,624

End of period	$29,605	$23,921	$213,600	$215,597

Units issued during the period	49,955	34,898	146,211	133,693
Units redeemed during the period	(44,190)	(27,869)	(145,018)	(132,206)

Net units issued (redeemed) during the period	5,765	7,029	1,193	1,487

	International Growth Division		Research International Core Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$442	$(50)	$436	$207
Net realized gains (losses)	(3,587)	(4,757)	(460)	(856)
Net change in unrealized appreciation/depreciation	(24,215)	29,583	(5,270)	3,553

Net increase (decrease) in net assets resulting from operations	(27,360)	24,776	(5,294)	2,904

Contract Transactions:
Contract owners’ net payments	27,035	21,191	19,594	5,330
Annuity payments	(182)	(141)	(24)	(12)
Surrenders and other (net)	(12,365)	(12,977)	(2,198)	(1,468)
Transfers from other divisions or sponsor	283,834	233,569	72,381	32,360
Transfers to other divisions or sponsor	(283,619)	(235,753)	(60,734)	(29,377)

Net increase (decrease) in net assets resulting from contract transactions	14,703	5,889	29,019	6,833

Net increase (decrease) in net assets	(12,657)	30,665	23,725	9,737
Net Assets:
Beginning of period	188,456	157,791	30,850	21,113

End of period	$175,799	$188,456	$54,575	$30,850

Units issued during the period	210,670	186,272	112,390	49,615
Units redeemed during the period	(200,648)	(182,142)	(76,903)	(40,773)

Net units issued (redeemed) during the period	10,022	4,130	35,487	8,842

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$9,234	$14,893	$149	$(15)
Net realized gains (losses)	9,923	6,612	2,266	(1,218)
Net change in unrealized appreciation/depreciation	(107,630)	29,044	(27,135)	17,964

Net increase (decrease) in net assets resulting from operations	(88,473)	50,549	(24,720)	16,731

Contract Transactions:
Contract owners’ net payments	77,285	74,637	33,887	16,231
Annuity payments	(702)	(609)	(65)	(32)
Surrenders and other (net)	(55,534)	(54,438)	(6,327)	(4,556)
Transfers from other divisions or sponsor	867,972	702,442	179,410	96,183
Transfers to other divisions or sponsor	(884,019)	(709,095)	(158,832)	(84,732)

Net increase (decrease) in net assets resulting from contract transactions	5,002	12,937	48,073	23,094

Net increase (decrease) in net assets	(83,471)	63,486	23,353	39,825
Net Assets:
Beginning of period	812,244	748,758	100,007	60,182

End of period	$728,773	$812,244	$123,360	$100,007

Units issued during the period	461,173	394,454	207,715	115,892
Units redeemed during the period	(448,657)	(378,414)	(161,746)	(93,249)

Net units issued (redeemed) during the period	12,516	16,040	45,969	22,643

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(2,391)	$(2,194)	$538	$1,077
Net realized gains (losses)	–	20	226	747
Net change in unrealized appreciation/depreciation	–	–	(1,087)	(653)

Net increase (decrease) in net assets resulting from operations	(2,391)	(2,174)	(323)	1,171

Contract Transactions:
Contract owners’ net payments	103,125	94,710	19,082	14,786
Annuity payments	(146)	(153)	(62)	(42)
Surrenders and other (net)	(60,869)	(71,862)	(5,958)	(3,263)
Transfers from other divisions or sponsor	218,251	162,642	127,221	67,975
Transfers to other divisions or sponsor	(236,901)	(255,317)	(114,709)	(54,029)

Net increase (decrease) in net assets resulting from contract transactions	23,460	(69,980)	25,574	25,427

Net increase (decrease) in net assets	21,069	(72,154)	25,251	26,598
Net Assets:
Beginning of period	281,941	354,095	62,779	36,181

End of period	$303,010	$281,941	$88,030	$62,779

Units issued during the period	171,341	141,451	129,998	74,322
Units redeemed during the period	(159,198)	(171,515)	(107,899)	(51,914)

Net units issued (redeemed) during the period	12,143	(30,064)	22,099	22,408

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$27,400	$28,674	$978	$2,515
Net realized gains (losses)	28,179	6,098	8,250	3,030
Net change in unrealized appreciation/depreciation	11,987	17,996	8,623	(1,334)

Net increase (decrease) in net assets resulting from operations	67,566	52,768	17,851	4,211

Contract Transactions:
Contract owners’ net payments	135,056	120,974	10,855	12,113
Annuity payments	(1,367)	(1,300)	(43)	(35)
Surrenders and other (net)	(77,548)	(78,063)	(4,328)	(5,322)
Transfers from other divisions or sponsor	1,519,576	1,220,988	126,709	86,281
Transfers to other divisions or sponsor	(1,541,541)	(1,178,053)	(124,839)	(81,698)

Net increase (decrease) in net assets resulting from contract transactions	34,176	84,546	8,354	11,339

Net increase (decrease) in net assets	101,742	137,314	26,205	15,550
Net Assets:
Beginning of period	1,058,406	921,092	63,590	48,040

End of period	$1,160,148	$1,058,406	$89,795	$63,590

Units issued during the period	526,092	418,080	97,682	76,945
Units redeemed during the period	(502,241)	(382,980)	(92,511)	(68,516)

Net units issued (redeemed) during the period	23,851	35,100	5,171	8,429

	Inflation Protection Bond Division		High Yield Bond Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(1,030)	$2,911	$15,481	$13,721
Net realized gains (losses)	1,801	2,260	1,498	496
Net change in unrealized appreciation/depreciation	12,469	(1,290)	(8,299)	13,425

Net increase (decrease) in net assets resulting from operations	13,240	3,881	8,680	27,642

Contract Transactions:
Contract owners’ net payments	27,889	20,571	32,161	22,706
Annuity payments	(102)	(79)	(343)	(272)
Surrenders and other (net)	(7,830)	(6,257)	(17,141)	(17,563)
Transfers from other divisions or sponsor	194,369	110,780	285,675	220,556
Transfers to other divisions or sponsor	(176,299)	(93,596)	(283,542)	(219,150)

Net increase (decrease) in net assets resulting from contract transactions	38,027	31,419	16,810	6,277

Net increase (decrease) in net assets	51,267	35,300	25,490	33,919
Net Assets:
Beginning of period	104,844	69,544	236,153	202,234

End of period	$156,111	$104,844	$261,643	$236,153

Units issued during the period	178,356	114,363	131,931	110,131
Units redeemed during the period	(148,484)	(87,192)	(124,078)	(106,219)

Net units issued (redeemed) during the period	29,872	27,171	7,853	3,912

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period April 29 to December 31, 2011

Operations:
Net investment income (loss)	$8,731	$8,968	$(100)
Net realized gains (losses)	4,424	2,876	(36)
Net change in unrealized appreciation/depreciation	(6,392)	195	(3,536)

Net increase (decrease) in net assets resulting from operations	6,763	12,039	(3,672)

Contract Transactions:
Contract owners’ net payments	48,271	32,583	14,672
Annuity payments	(145)	(63)	(4)
Surrenders and other (net)	(10,307)	(7,241)	(572)
Transfers from other divisions or sponsor	301,662	172,171	42,992
Transfers to other divisions or sponsor	(282,543)	(146,548)	(17,489)

Net increase (decrease) in net assets resulting from contract transactions	56,938	50,902	39,599

Net increase (decrease) in net assets	63,701	62,941	35,927
Net Assets:
Beginning of period	142,037	79,096	–

End of period	$205,738	$142,037	$35,927

Units issued during the period	273,250	171,858	6,667
Units redeemed during the period	(229,766)	(129,689)	(2,213)

Net units issued (redeemed) during the period	43,484	42,169	4,454

	Balanced Division		Asset Allocation Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$29,697	$17,558	$2,688	$3,530
Net realized gains (losses)	(33,547)	(48,877)	(1,828)	(2,619)
Net change in unrealized appreciation/depreciation	21,461	212,525	(2,696)	20,246

Net increase (decrease) in net assets resulting from operations	17,611	181,206	(1,836)	21,157

Contract Transactions:
Contract owners’ net payments	80,428	74,616	11,256	10,201
Annuity payments	(5,206)	(5,258)	(617)	(513)
Surrenders and other (net)	(139,543)	(150,763)	(15,117)	(15,211)
Transfers from other divisions or sponsor	276,069	258,757	112,783	101,091
Transfers to other divisions or sponsor	(319,966)	(293,785)	(121,608)	(105,181)

Net increase (decrease) in net assets resulting from contract transactions	(108,218)	(116,433)	(13,303)	(9,613)

Net increase (decrease) in net assets	(90,607)	64,773	(15,139)	11,544
Net Assets:
Beginning of period	1,834,570	1,769,797	198,588	187,044

End of period	$1,743,963	$1,834,570	$183,449	$198,588

Units issued during the period	128,834	127,489	90,358	89,692
Units redeemed during the period	(132,831)	(133,460)	(99,861)	(97,934)

Net units issued (redeemed) during the period	(3,997)	(5,971)	(9,503)	(8,242)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(2,506)	$(1,884)	$56	$297
Net realized gains (losses)	(664)	(1,875)	(1,960)	(2,998)
Net change in unrealized appreciation/depreciation	(31,212)	62,874	(3,795)	19,455

Net increase (decrease) in net assets resulting from operations	(34,382)	59,115	(5,699)	16,754

Contract Transactions:
Contract owners’ net payments	40,195	33,519	37,410	25,293
Annuity payments	(175)	(120)	(80)	(32)
Surrenders and other (net)	(18,029)	(16,151)	(8,393)	(6,238)
Transfers from other divisions or sponsor	370,616	288,025	248,413	149,639
Transfers to other divisions or sponsor	(378,847)	(287,325)	(239,360)	(141,290)

Net increase (decrease) in net assets resulting from contract transactions	13,760	17,948	37,990	27,372

Net increase (decrease) in net assets	(20,622)	77,063	32,291	44,126
Net Assets:
Beginning of period	284,671	207,608	128,652	84,526

End of period	$264,049	$284,671	$160,943	$128,652

Units issued during the period	156,970	138,248	294,928	202,482
Units redeemed during the period	(151,978)	(130,949)	(256,179)	(171,642)

Net units issued (redeemed) during the period	4,992	7,299	38,749	30,840

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(122)	$(106)	$170	$31
Net realized gains (losses)	278	(483)	2,845	679
Net change in unrealized appreciation/depreciation	(1,525)	3,217	(6,435)	20,962

Net increase (decrease) in net assets resulting from operations	(1,369)	2,628	(3,420)	21,672

Contract Transactions:
Contract owners’ net payments	17,988	3,691	8,752	9,209
Annuity payments	(14)	(2)	(175)	(145)
Surrenders and other (net)	(1,724)	(866)	(11,115)	(11,262)
Transfers from other divisions or sponsor	57,496	19,376	249,274	235,441
Transfers to other divisions or sponsor	(46,048)	(16,650)	(259,589)	(241,719)

Net increase (decrease) in net assets resulting from contract transactions	27,698	5,549	(12,853)	(8,476)

Net increase (decrease) in net assets	26,329	8,177	(16,273)	13,196
Net Assets:
Beginning of period	17,266	9,089	159,708	146,512

End of period	$43,595	$17,266	$143,435	$159,708

Units issued during the period	79,916	27,510	273,113	293,038
Units redeemed during the period	(51,096)	(21,074)	(286,838)	(302,852)

Net units issued (redeemed) during the period	28,820	6,436	(13,725)	(9,814)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non-U.S. Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(293)	$(297)	$1,240	$3
Net realized gains (losses)	(2,947)	(3,966)	(2,740)	(2,612)
Net change in unrealized appreciation/depreciation	(71)	18,226	(19,821)	17,868

Net increase (decrease) in net assets resulting from operations	(3,311)	13,963	(21,321)	15,259

Contract Transactions:
Contract owners’ net payments	4,290	4,482	12,277	12,585
Annuity payments	(75)	(64)	(126)	(106)
Surrenders and other (net)	(5,081)	(4,692)	(10,975)	(10,383)
Transfers from other divisions or sponsor	87,538	85,025	272,011	245,692
Transfers to other divisions or sponsor	(91,938)	(87,609)	(275,106)	(247,380)

Net increase (decrease) in net assets resulting from contract transactions	(5,266)	(2,858)	(1,919)	408

Net increase (decrease) in net assets	(8,577)	11,105	(23,240)	15,667
Net Assets:
Beginning of period	72,510	61,405	160,280	144,613

End of period	$63,933	$72,510	$137,040	$160,280

Units issued during the period	65,260	72,664	248,947	241,884
Units redeemed during the period	(68,691)	(74,921)	(249,576)	(240,793)

Net units issued (redeemed) during the period	(3,431)	(2,257)	(629)	1,091

	Russell Core Bond Division		Russell Global Real Estate Securities Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$6,358	$6,892	$4,363	$3,750
Net realized gains (losses)	5,659	7,162	(6,229)	(8,709)
Net change in unrealized appreciation/depreciation	(2,128)	5,506	(23,739)	61,662

Net increase (decrease) in net assets resulting from operations	9,889	19,560	(25,605)	56,703

Contract Transactions:
Contract owners’ net payments	45,787	31,858	41,405	32,790
Annuity payments	(367)	(345)	(291)	(257)
Surrenders and other (net)	(19,945)	(18,922)	(20,592)	(21,191)
Transfers from other divisions or sponsor	484,269	394,838	460,879	371,387
Transfers to other divisions or sponsor	(477,282)	(384,484)	(465,600)	(386,064)

Net increase (decrease) in net assets resulting from contract transactions	32,462	22,945	15,801	(3,335)

Net increase (decrease) in net assets	42,351	42,505	(9,804)	53,368
Net Assets:
Beginning of period	251,280	208,775	317,560	264,192

End of period	$293,631	$251,280	$307,756	$317,560

Units issued during the period	291,982	249,753	174,656	154,503
Units redeemed during the period	(274,601)	(236,082)	(169,476)	(156,233)

Net units issued (redeemed) during the period	17,381	13,671	5,180	(1,730)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1,119	$1,702	$2,497	$3,931
Net realized gains (losses)	1,727	78	(450)	(1,318)
Net change in unrealized appreciation/depreciation	(3,537)	3,126	(9,207)	13,538

Net increase (decrease) in net assets resulting from operations	(691)	4,906	(7,160)	16,151

Contract Transactions:
Contract owners’ net payments	12,879	10,794	44,492	34,445
Annuity payments	(147)	(96)	(296)	(217)
Surrenders and other (net)	(5,669)	(2,769)	(12,873)	(10,071)
Transfers from other divisions or sponsor	47,561	30,908	112,468	66,516
Transfers to other divisions or sponsor	(35,060)	(24,351)	(98,263)	(55,321)

Net increase (decrease) in net assets resulting from contract transactions	19,564	14,486	45,528	35,352

Net increase (decrease) in net assets	18,873	19,392	38,368	51,503
Net Assets:
Beginning of period	53,772	34,380	153,933	102,430

End of period	$72,645	$53,772	$192,301	$153,933

Units issued during the period	54,120	40,087	151,785	104,664
Units redeemed during the period	(36,674)	(26,689)	(108,974)	(69,760)

Net units issued (redeemed) during the period	17,446	13,398	42,811	34,904

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1,065	$1,591	$202	$464
Net realized gains (losses)	(1,019)	(1,636)	317	(1,018)
Net change in unrealized appreciation/depreciation	(6,318)	10,146	(2,784)	3,671

Net increase (decrease) in net assets resulting from operations	(6,272)	10,101	(2,265)	3,117

Contract Transactions:
Contract owners’ net payments	28,250	20,090	5,996	3,884
Annuity payments	(47)	(29)	(18)	(11)
Surrenders and other (net)	(7,693)	(4,976)	(1,290)	(972)
Transfers from other divisions or sponsor	63,864	43,401	17,722	14,720
Transfers to other divisions or sponsor	(60,839)	(40,629)	(17,708)	(13,518)

Net increase (decrease) in net assets resulting from contract transactions	23,535	17,857	4,702	4,103

Net increase (decrease) in net assets	17,263	27,958	2,437	7,220
Net Assets:
Beginning of period	88,063	60,105	26,230	19,010

End of period	$105,326	$88,063	$28,667	$26,230

Units issued during the period	97,105	73,746	27,798	24,255
Units redeemed during the period	(73,146)	(53,566)	(22,623)	(19,090)

Net units issued (redeemed) during the period	23,959	20,180	5,175	5,165

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

1.	Organization

NML Variable Annuity Account B (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund individual flexible premium variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge up to 6%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 29, 2011, the Commodities Return Strategy Division commenced operations in the Account.

Effective May 1, 2011, the Russell Real Estate Securities Division of the Account was renamed the Russell Global Real Estate Securities Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2011, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in due to participants in the accompanying financial statements. This liability is identified as Level 2 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 2 liabilities are valued at fair value based on significant observable inputs other than quoted prices in active markets for identical liabilities.

E.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.5% or 5%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2011 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$13,662	$31,906
Focused Appreciation	40,764	21,497
Large Cap Core Stock	11,559	27,030
Large Cap Blend	8,033	3,643
Index 500 Stock	86,765	106,226
Large Company Value	9,550	3,559
Domestic Equity	24,395	39,265
Equity Income	58,180	14,373
Mid Cap Growth Stock	17,217	65,930
Index 400 Stock	31,637	30,536
Mid Cap Value	16,433	6,539
Small Cap Growth Stock	13,686	30,230
Index 600 Stock	8,417	1,884
Small Cap Value	30,720	28,810
International Growth	30,743	15,566
Research International Core	32,696	3,182
International Equity	100,298	85,719
Emerging Markets Equity	56,316	8,060
Money Market	109,934	89,361
Short-Term Bond	33,829	7,341
Select Bond	205,244	121,859
Long-Term U.S. Government Bond	23,440	5,134
Inflation Protection Bond	47,914	9,730
High Yield Bond	52,105	19,414
Multi-Sector Bond	83,183	13,762
Commodities Return Strategy	40,647	1,138
Balanced	138,875	217,592
Asset Allocation	17,133	27,892
Fidelity VIP Mid Cap	43,146	31,356
Fidelity VIP Contrafund	48,714	10,399
Neuberger Berman AMT Socially Responsive	30,367	2,772
Russell Multi-Style Equity	10,822	23,333
Russell Aggressive Equity	5,283	10,743
Russell Non-U.S.	15,634	16,040
Russell Core Bond	67,347	23,034
Russell Global Real Estate Securities	51,277	31,209
Russell LifePoints Moderate Strategy	27,376	6,372
Russell LifePoints Balanced Strategy	63,626	15,662
Russell LifePoints Growth Strategy	33,800	9,555
Russell LifePoints Equity Growth Strategy	7,197	2,255

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front-Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back load version of the contract, the net assets may be subject to the deduction for the front load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front-Load version and the Back Load version, respectively. For Front Load and Back Load version contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Growth Stock
Year Ended 12/31/11	122,623	$0.896340 to $2.853501	$229,210	0.78%	0.35% to 1.25%	(2.52%) to (1.64%)
Year Ended 12/31/10	128,091	0.912688 to 2.912721	252,356	0.83	0.35 to 1.25	10.98 to 11.98
Year Ended 12/31/09	133,539	0.816297 to 2.611556	244,653	1.14	0.35 to 1.25	35.47 to 36.69
Year Ended 12/31/08	142,036	0.598090 to 1.918211	197,483	1.05	0.35 to 1.25	(39.62) to (39.07)
Year Ended 12/31/07	152,332	0.983146 to 3.161031	358,069	0.89	0.35 to 1.25	7.83 to 8.81
Focused Appreciation
Year Ended 12/31/11	111,524	$1.758640 to $1.901031	$203,576	0.18%	0.35% to 1.25%	(7.26%) to (6.43%)
Year Ended 12/31/10	100,869	1.896360 to 2.031616	197,227	0.00	0.35 to 1.25	7.98 to 8.95
Year Ended 12/31/09	90,703	1.756290 to 1.864749	163,467	0.00	0.35 to 1.25	40.71 to 41.98
Year Ended 12/31/08	82,172	1.248176 to 1.313419	104,933	0.35	0.35 to 1.25	(40.76) to (40.22)
Year Ended 12/31/07	65,492	2.106906 to 2.197094	140,752	0.04	0.35 to 1.25	25.26 to 26.39
Large Cap Core Stock
Year Ended 12/31/11	109,075	$0.869883 to $2.291654	$183,557	1.13%	0.35% to 1.25%	(2.43%) to (1.56%)
Year Ended 12/31/10	116,489	0.884944 to 2.337118	203,479	1.20	0.35 to 1.25	11.15 to 12.52
Year Ended 12/31/09	118,939	0.787690 to 2.085413	191,032	1.83	0.35 to 1.25	27.73 to 28.88
Year Ended 12/31/08	123,988	0.612094 to 1.624552	159,417	1.61	0.35 to 1.25	(39.50) to (38.96)
Year Ended 12/31/07	133,591	1.004227 to 2.671949	287,873	1.14	0.35 to 1.25	7.76 to 8.74
Large Cap Blend (2)
Year Ended 12/31/11	58,892	$0.749617 to $0.781770	$45,108	0.79%	0.35% to 1.25%	(3.50%) to (2.63%)
Year Ended 12/31/10	53,505	0.776814 to 0.802916	42,349	0.86	0.35 to 1.25	12.88 to 13.89
Year Ended 12/31/09	40,331	0.688193 to 0.704978	28,185	1.23	0.35 to 1.25	25.82 to 26.96
Year Ended 12/31/08	26,488	0.546962 to 0.555297	14,724	1.32	0.35 to 1.25	(40.99) to (40.46)
Period Ended 12/31/07	11,886	0.926940 to 0.932619	11,065	0.93	0.35 to 1.25	(7.30) to (6.74)
Index 500 Stock
Year Ended 12/31/11	313,879	$0.978533 to $4.995209	$800,158	1.66%	0.35% to 1.25%	0.69% to 1.59%
Year Ended 12/31/10	314,500	0.964620 to 4.936395	836,004	2.01	0.35 to 1.25	13.47 to 14.49
Year Ended 12/31/09	309,150	0.843770 to 4.328675	768,234	2.81	0.35 to 1.25	24.83 to 25.95
Year Ended 12/31/08	301,818	0.670905 to 3.450407	634,616	2.25	0.35 to 1.25	(37.73) to (37.16)
Year Ended 12/31/07	307,623	1.069283 to 5.512984	1,087,823	1.62	0.35 to 1.25	4.11 to 5.06
Large Company Value (2)
Year Ended 12/31/11	56,785	$0.756619 to $0.789126	$43,763	1.78%	0.35% to 1.25%	0.23% to 1.13%
Year Ended 12/31/10	49,455	0.754864 to 0.780271	37,955	1.75	0.35 to 1.25	9.58 to 10.56
Year Ended 12/31/09	35,695	0.688889 to 0.705724	24,909	2.27	0.35 to 1.25	19.20 to 20.28
Year Ended 12/31/08	20,672	0.577921 to 0.586742	12,146	2.44	0.35 to 1.25	(38.02) to (37.45)
Period Ended 12/31/07	8,828	0.932366 to 0.938079	8,307	2.11	0.35 to 1.25	(6.75) to (6.19)
Domestic Equity
Year Ended 12/31/11	194,973	$1.154666 to $1.267980	$236,790	2.06%	0.35% to 1.25%	(0.34%) to 0.55%
Year Ended 12/31/10	210,285	1.158641 to 1.260995	254,866	2.28	0.35 to 1.25	13.20 to 14.22
Year Ended 12/31/09	211,689	1.023538 to 1.104003	225,762	3.49	0.35 to 1.25	27.92 to 29.07
Year Ended 12/31/08	215,459	0.800161 to 0.855358	178,782	2.91	0.35 to 1.25	(39.26) to (38.71)
Year Ended 12/31/07	206,223	1.317376 to 1.395608	280,715	1.43	0.35 to 1.25	(7.50) to (6.66)
Equity Income
Year Ended 12/31/11	133,804	$1.496618 to $1.617804	$209,515	1.54%	0.35% to 1.25%	(2.15%) to (1.27%)
Year Ended 12/31/10	106,420	1.529461 to 1.638555	169,766	1.72	0.35 to 1.25	13.90 to 14.92
Year Ended 12/31/09	93,383	1.342833 to 1.425776	130,416	2.93	0.35 to 1.25	23.04 to 24.15
Year Ended 12/31/08	85,128	1.091416 to 1.148461	96,621	0.03	0.35 to 1.25	(36.61) to (36.03)
Year Ended 12/31/07	77,182	1.721722 to 1.795424	138,076	2.14	0.35 to 1.25	1.97 to 2.89

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock
Year Ended 12/31/11	120,112	$0.944730 to $6.101288	$421,517	0.23%	0.35% to 1.25%	(7.34%) to (6.51%)
Year Ended 12/31/10	127,673	1.011980 to 6.551845	498,895	0.28	0.35 to 1.25	22.32 to 23.42
Year Ended 12/31/09	135,778	0.821144 to 5.329531	447,656	0.28	0.35 to 1.25	30.46 to 31.63(3)
Year Ended 12/31/08	143,335	0.624751 to 4.064928	374,741	0.30	0.35 to 1.25	(40.83) to (40.29)
Year Ended 12/31/07	154,877	1.047939 to 6.835316	699,670	0.75	0.35 to 1.25	19.19 to 20.27
Index 400 Stock
Year Ended 12/31/11	108,550	$1.884985 to $2.417284	$227,832	0.86%	0.35% to 1.25%	(3.14%) to (2.27%)
Year Ended 12/31/10	113,552	1.931599 to 2.474613	246,804	1.10	0.35 to 1.25	24.73 to 25.85
Year Ended 12/31/09	119,456	1.537149 to 1.967340	208,591	1.82	0.35 to 1.25	35.30 to 36.52
Year Ended 12/31/08	127,487	1.127625 to 1.441782	165,324	1.54	0.35 to 1.25	(37.07) to (36.50)
Year Ended 12/31/07	138,144	1.778444 to 2.271681	285,660	1.23	0.35 to 1.25	6.58 to 7.55
Mid Cap Value
Year Ended 12/31/11	47,737	$1.630487 to $1.762499	$80,731	1.79%	0.35% to 1.25%	(1.84%) to (0.95%)
Year Ended 12/31/10	42,208	1.660995 to 1.779465	72,293	1.37	0.35 to 1.25	18.44 to 19.51
Year Ended 12/31/09	40,652	1.402378 to 1.488989	58,532	1.21	0.35 to 1.25	21.71 to 22.81
Year Ended 12/31/08	38,938	1.152226 to 1.212458	45,868	0.00	0.35 to 1.25	(35.88) to (35.30)
Year Ended 12/31/07	38,063	1.796945 to 1.873865	69,639	0.81	0.35 to 1.25	(1.41) to (0.51)
Small Cap Growth Stock
Year Ended 12/31/11	96,580	$1.230655 to $2.741589	$182,531	0.35%	0.35% to 1.25%	(3.98%) to (3.12%)
Year Ended 12/31/10	102,716	1.270262 to 2.831266	204,944	0.74	0.35 to 1.25	24.29 to 25.41
Year Ended 12/31/09	105,728	1.012887 to 2.258753	173,135	0.29	0.35 to 1.25	29.55 to 30.71
Year Ended 12/31/08	107,970	0.774891 to 1.728904	139,178	0.17	0.35 to 1.25	(44.57) to (44.07)
Year Ended 12/31/07	108,921	1.385379 to 3.092578	259,961	0.08	0.35 to 1.25	8.18 to 9.16
Index 600 Stock (2)
Year Ended 12/31/11	29,841	$0.969630 to $1.011279	$29,605	0.74%	0.35% to 1.25%	(0.35%) to 0.55%
Year Ended 12/31/10	24,076	0.973013 to 1.005749	23,921	4.12	0.35 to 1.25	24.34 to 25.47
Year Ended 12/31/09	17,047	0.782515 to 0.801617	13,581	4.53	0.35 to 1.25	23.62 to 24.73
Year Ended 12/31/08	11,802	0.633010 to 0.642663	7,611	0.00	0.35 to 1.25	(32.16) to (31.55)
Period Ended 12/31/07	5,252	0.933101 to 0.938826	5,028	0.00	0.35 to 1.25	(6.68) to (6.11)
Small Cap Value
Year Ended 12/31/11	105,168	$1.950281 to $2.141605	$213,600	0.60%	0.35% to 1.25%	(2.58%) to (1.71%)
Year Ended 12/31/10	103,975	2.002032 to 2.178812	215,597	1.09	0.35 to 1.25	20.44 to 21.52
Year Ended 12/31/09	102,488	1.662307 to 1.792926	175,624	0.86	0.35 to 1.25	26.59 to 27.73
Year Ended 12/31/08	100,478	1.313119 to 1.403637	135,588	0.35	0.35 to 1.25	(29.03) to (28.39)
Year Ended 12/31/07	101,509	1.850222 to 1.959983	192,294	0.42	0.35 to 1.25	(2.07) to (1.18)
International Growth
Year Ended 12/31/11	131,902	$1.274777 to $1.399837	$175,799	1.14%	0.35% to 1.25%	(14.24%) to (13.47%)
Year Ended 12/31/10	121,880	1.486506 to 1.617764	188,456	0.92	0.35 to 1.25	14.99 to 16.02
Year Ended 12/31/09	117,750	1.292776 to 1.394365	157,791	0.67	0.35 to 1.25	21.64 to 22.73
Year Ended 12/31/08	114,936	1.062818 to 1.136109	126,300	1.50	0.35 to 1.25	(46.86) to (46.38)
Year Ended 12/31/07	110,373	1.999925 to 2.118626	227,724	0.81	0.35 to 1.25	11.22 to 12.22
Research International Core (2)
Year Ended 12/31/11	71,466	$0.743659 to $0.775620	$54,575	1.88%	0.35% to 1.25%	(11.59%) to (10.79%)
Year Ended 12/31/10	35,979	0.841136 to 0.869442	30,850	1.72	0.35 to 1.25	9.68 to 10.66
Year Ended 12/31/09	27,137	0.766928 to 0.785653	21,113	1.80	0.35 to 1.25	29.20 to 30.37
Year Ended 12/31/08	18,446	0.593588 to 0.602638	11,074	1.70	0.35 to 1.25	(43.25) to (42.74)
Period Ended 12/31/07	8,932	1.046028 to 1.052433	9,447	1.34	0.35 to 1.25	4.61 to 5.25
International Equity
Year Ended 12/31/11	333,889	$1.396839 to $3.202009	$728,773	2.10%	0.35% to 1.25%	(11.21%) to (10.41%)
Year Ended 12/31/10	321,373	1.559174 to 3.588374	812,244	3.03	0.35 to 1.25	6.34 to 7.30
Year Ended 12/31/09	305,333	1.453155 to 3.357679	748,758	4.65	0.35 to 1.25	31.46 to 32.65(3)
Year Ended 12/31/08	302,673	1.095512 to 2.541401	579,276	2.67	0.35 to 1.25	(44.48) to (43.98)
Year Ended 12/31/07	297,438	1.955614 to 4.554870	1,056,879	1.84	0.35 to 1.25	16.59 to 17.65

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Emerging Markets Equity (2)
Year Ended 12/31/11	133,496	$0.902488 to $0.941223	$123,360	1.00%	0.35% to 1.25%	(19.67%) to (18.94%)
Year Ended 12/31/10	87,527	1.123423 to 1.161182	100,007	0.89	0.35 to 1.25	22.55 to 23.65
Year Ended 12/31/09	64,884	0.916732 to 0.939087	60,182	1.35	0.35 to 1.25	67.63 to 69.14
Year Ended 12/31/08	39,305	0.546886 to 0.555222	21,714	2.54	0.35 to 1.25	(55.78) to (55.38)
Period Ended 12/31/07	20,240	1.236747 to 1.244312	25,207	0.52	0.35 to 1.25	23.69 to 24.43
Money Market
Year Ended 12/31/11	146,775	$1.267530 to $3.447749	$303,010	0.13%	0.35% to 1.25%	(1.10%) to (0.21%)
Year Ended 12/31/10	134,632	1.272114 to 3.468775	281,941	0.29	0.35 to 1.25	(0.95) to (0.06)
Year Ended 12/31/09	164,696	1.274727 to 3.484553	354,095	0.78	0.35 to 1.25	(0.49) to 0.41(3)
Year Ended 12/31/08	188,619	1.270343 to 3.484273	416,672	2.62	0.35 to 1.25	1.48 to 2.40
Year Ended 12/31/07	133,755	1.240571 to 3.416215	293,534	5.13	0.35 to 1.25	3.97 to 4.91
Short-Term Bond (2)
Year Ended 12/31/11	76,925	$1.116091 to $1.163966	$88,030	1.56%	0.35% to 1.25%	(0.69%) to 0.20%
Year Ended 12/31/10	54,826	1.123849 to 1.161598	62,779	3.00	0.35 to 1.25	2.35 to 3.27
Year Ended 12/31/09	32,418	1.098062 to 1.124797	36,181	4.17	0.35 to 1.25	5.89 to 6.85
Year Ended 12/31/08	13,787	1.036955 to 1.052716	14,567	4.97	0.35 to 1.25	1.44 to 2.35
Period Ended 12/31/07	5,615	1.022274 to 1.028506	5,772	5.37	0.35 to 1.25	2.24 to 2.85
Select Bond
Year Ended 12/31/11	302,125	$2.031334 to $15.344575	$1,160,148	3.35%	0.35% to 1.25%	5.83% to 6.79%
Year Ended 12/31/10	278,274	1.905091 to 14.426617	1,058,406	3.74	0.35 to 1.25	5.27 to 6.21
Year Ended 12/31/09	243,174	1.796322 to 13.636697	921,092	5.02	0.35 to 1.25	8.01 to 8.99
Year Ended 12/31/08	232,713	1.650650 to 12.561982	842,533	4.67	0.35 to 1.25	1.97 to 2.89
Year Ended 12/31/07	253,486	1.606628 to 12.257484	897,302	3.99	0.35 to 1.25	5.07 to 6.02
Long-Term U.S Government Bond (2)
Year Ended 12/31/11	54,115	$1.625206 to $1.694900	$89,795	2.27%	0.35% to 1.25%	27.33% to 28.47%
Year Ended 12/31/10	48,944	1.276411 to 1.319297	63,590	5.19	0.35 to 1.25	9.25 to 10.24
Year Ended 12/31/09	40,515	1.168325 to 1.196794	48,040	0.03	0.35 to 1.25	(8.14) to (7.31)
Year Ended 12/31/08	40,583	1.271820 to 1.291153	52,264	2.95	0.35 to 1.25	19.26 to 20.34
Period Ended 12/31/07	7,548	1.066436 to 1.072953	8,080	4.30	0.35 to 1.25	6.65 to 7.30
Inflation Protection Bond (2)
Year Ended 12/31/11	117,804	$1.291820 to $1.347230	$156,111	0.04%	0.35% to 1.25%	10.54% to 11.54%
Year Ended 12/31/10	87,932	1.168621 to 1.207882	104,844	4.01	0.35 to 1.25	4.29 to 5.23
Year Ended 12/31/09	60,761	1.120557 to 1.147858	69,544	2.71	0.35 to 1.25	8.62 to 9.60
Year Ended 12/31/08	36,692	1.031635 to 1.047325	38,368	4.82	0.35 to 1.25	(2.61) to (1.73)
Period Ended 12/31/07	9,249	1.059280 to 1.065745	9,827	5.15	0.35 to 1.25	5.94 to 6.58
High Yield Bond
Year Ended 12/31/11	101,244	$2.112946 to $3.159477	$261,643	7.07%	0.35% to 1.25%	3.30% to 4.23%
Year Ended 12/31/10	93,391	2.030225 to 3.043318	236,153	7.21	0.35 to 1.25	13.14 to 14.16
Year Ended 12/31/09	89,479	1.781106 to 2.676517	202,234	8.76	0.35 to 1.25	43.59 to 44.88
Year Ended 12/31/08	92,995	1.231169 to 1.854701	147,164	8.13	0.35 to 1.25	(22.33) to (21.62)
Year Ended 12/31/07	100,935	1.573219 to 2.375895	206,400	6.16	0.35 to 1.25	1.10 to 2.02
Multi-Sector Bond (2)
Year Ended 12/31/11	155,614	$1.288261 to $1.343520	$205,738	5.74%	0.35% to 1.25%	3.69% to 4.62%
Year Ended 12/31/10	112,130	1.242452 to 1.284189	142,037	8.71	0.35 to 1.25	11.78 to 12.79
Year Ended 12/31/09	69,961	1.111473 to 1.138547	79,096	3.46	0.35 to 1.25	20.56 to 21.65
Year Ended 12/31/08	44,372	0.921898 to 0.935931	41,412	7.35	0.35 to 1.25	(8.02) to (7.19)
Period Ended 12/31/07	22,198	1.002320 to 1.008445	22,329	5.17	0.35 to 1.25	0.24 to 0.85
Commodities Return Strategy (5)
Period Ended 12/31/11	4,454	$8.002839 to $8.051273	$35,927	0.00%	0.35% to 1.25%	(29.75%) to (29.03)%
Balanced
Year Ended 12/31/11	343,032	$1.367661 to $11.079487	$1,743,963	2.74%	0.35% to 1.25%	0.85% to 1.75%
Year Ended 12/31/10	347,029	1.346080 to 10.931715	1,834,570	2.12	0.35 to 1.25	10.57 to 11.56
Year Ended 12/31/09	353,000	1.208357 to 9.837658	1,769,797	4.56	0.35 to 1.25	19.93 to 21.01
Year Ended 12/31/08	365,400	1.000063 to 8.162059	1,601,983	1.30	0.35 to 1.25	(23.69) to (23.00)
Year Ended 12/31/07	398,490	1.300669 to 10.641985	2,328,202	3.04	0.35 to 1.25	4.83 to 5.78

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Asset Allocation
Year Ended 12/31/11	131,543	$1.320779 to $1.450367	$183,449	2.36%	0.35% to 1.25%	(1.31%) to (0.43%)
Year Ended 12/31/10	141,046	1.338348 to 1.456564	198,588	2.91	0.35 to 1.25	11.61 to 12.61
Year Ended 12/31/09	149,288	1.199154 to 1.293411	187,044	2.99	0.35 to 1.25	25.51 to 26.65
Year Ended 12/31/08	162,959	0.955398 to 1.021282	163,261	2.94	0.35 to 1.25	(31.00) to (30.37)
Year Ended 12/31/07	171,707	1.384559 to 1.466752	247,948	2.25	0.35 to 1.25	8.03 to 9.01
Fidelity VIP Mid Cap
Year Ended 12/31/11	109,365	$2.329143 to $2.517713	$264,049	0.02%	0.35% to 1.25%	(11.96%) to (11.16%)
Year Ended 12/31/10	104,373	2.645449 to 2.834099	284,671	0.13	0.35 to 1.25	26.98 to 28.12
Year Ended 12/31/09	97,074	2.083395 to 2.212046	207,608	0.48	0.35 to 1.25	38.02 to 39.26
Year Ended 12/31/08	92,369	1.509505 to 1.588398	142,591	0.25	0.35 to 1.25	(40.36) to (39.82)
Year Ended 12/31/07	84,013	2.530987 to 2.639341	217,145	0.48	0.35 to 1.25	13.90 to 14.93
Fidelity VIP Contrafund (2)
Year Ended 12/31/11	168,946	$0.930627 to $0.970592	$160,943	0.89%	0.35% to 1.25%	(3.99%) to (3.12%)
Year Ended 12/31/10	130,197	0.969284 to 1.001877	128,652	1.17	0.35 to 1.25	15.48 to 16.52
Year Ended 12/31/09	99,357	0.839369 to 0.859849	84,526	1.31	0.35 to 1.25	33.79 to 34.99
Year Ended 12/31/08	72,594	0.627398 to 0.636958	45,971	1.08	0.35 to 1.25	(43.40) to (42.89)
Period Ended 12/31/07	31,107	1.108565 to 1.115338	34,715	1.30	0.35 to 1.25	10.87 to 11.54
Neuberger Berman AMT Socially Responsive (2)
Year Ended 12/31/11	46,714	$0.910717 to $0.949797	$43,595	0.43%	0.35% to 1.25%	(4.28%) to (3.42%)
Year Ended 12/31/10	17,894	0.951436 to 0.983426	17,266	0.04	0.35 to 1.25	21.33 to 22.43
Year Ended 12/31/09	11,458	0.784155 to 0.803283	9,089	2.45	0.35 to 1.25	29.80 to 30.97
Year Ended 12/31/08	8,009	0.604143 to 0.613346	4,882	2.73	0.35 to 1.25	(40.20) to (39.66)
Period Ended 12/31/07	3,728	1.010221 to 1.016402	3,793	0.11	0.35 to 1.25	1.03 to 1.64
Russell Multi-Style Equity
Year Ended 12/31/11	154,319	$0.898065 to $0.999866	$143,435	0.97%	0.35% to 1.25%	(2.77%) to (1.89%)
Year Ended 12/31/10	168,044	0.923622 to 1.019674	159,708	0.91	0.35 to 1.25	15.02 to 16.05
Year Ended 12/31/09	177,858	0.803032 to 0.879089	146,512	1.35	0.35 to 1.25	29.77 to 30.94
Year Ended 12/31/08	191,644	0.618811 to 0.671704	121,435	1.46	0.35 to 1.25	(41.31) to (40.77)
Year Ended 12/31/07	193,716	1.054304 to 1.134719	208,328	0.97	0.35 to 1.25	8.98 to 9.97
Russell Aggressive Equity
Year Ended 12/31/11	45,738	$1.317081 to $1.566133	$63,933	0.49%	0.35% to 1.25%	(5.39%) to (4.54%)
Year Ended 12/31/10	49,169	1.381733 to 1.641396	72,510	0.47	0.35 to 1.25	23.33 to 24.44
Year Ended 12/31/09	51,426	1.111994 to 1.319681	61,405	0.53	0.35 to 1.25	29.77 to 30.94
Year Ended 12/31/08	54,685	0.850538 to 1.008404	50,448	0.86	0.35 to 1.25	(43.63) to (43.12)
Year Ended 12/31/07	57,307	1.497529 to 1.773725	93,648	0.37	0.35 to 1.25	2.13 to 3.06
Russell Non-U.S.
Year Ended 12/31/11	131,481	$0.957245 to $1.211791	$137,040	1.67%	0.35% to 1.25%	(13.96%) to (13.19%)
Year Ended 12/31/10	132,110	1.104276 to 1.396534	160,280	0.90	0.35 to 1.25	10.04 to 11.03
Year Ended 12/31/09	131,019	0.996026 to 1.258399	144,613	2.87	0.35 to 1.25	24.92 to 26.04
Year Ended 12/31/08	134,983	0.791402 to 0.998879	119,368	0.00	0.35 to 1.25	(43.13) to (42.61)
Year Ended 12/31/07	134,867	1.381147 to 1.741498	210,250	2.56	0.35 to 1.25	8.74 to 9.73
Russell Core Bond
Year Ended 12/31/11	157,342	$1.764666 to $1.964588	$293,631	3.20%	0.35% to 1.25%	3.39% to 4.32%
Year Ended 12/31/10	139,961	1.706840 to 1.884222	251,280	3.80	0.35 to 1.25	8.66 to 9.64
Year Ended 12/31/09	126,290	1.570866 to 1.719494	208,775	4.70	0.35 to 1.25	14.38 to 15.41
Year Ended 12/31/08	130,191	1.373433 to 1.490712	187,831	4.00	0.35 to 1.25	(4.76) to (3.90)
Year Ended 12/31/07	147,659	1.442151 to 1.552068	221,988	5.30	0.35 to 1.25	5.91 to 6.86
Russell Global Real Estate Securities (4)
Year Ended 12/31/11	113,927	$2.512877 to $2.929798	$307,756	2.23%	0.35% to 1.25%	(8.20%) to (7.37%)
Year Ended 12/31/10	108,747	2.737367 to 3.167776	317,560	2.23	0.35 to 1.25	21.40 to 22.49
Year Ended 12/31/09	110,477	2.254880 to 2.590003	264,192	4.61	0.35 to 1.25	27.34 to 28.49
Year Ended 12/31/08	102,750	1.770725 to 2.018711	191,785	1.92	0.35 to 1.25	(37.48) to (36.91)
Year Ended 12/31/07	101,427	2.832067 to 3.204435	300,915	2.29	0.35 to 1.25	(16.91) to (16.15)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Russell LifePoints Moderate Strategy (2)
Year Ended 12/31/11	64,643	$1.079083 to $1.125385	$72,645	2.59%	0.35% to 1.25%	(1.12%) to (0.23%)
Year Ended 12/31/10	47,197	1.091278 to 1.127951	53,772	4.83	0.35 to 1.25	11.23 to 12.23
Year Ended 12/31/09	33,799	0.981117 to 1.005025	34,380	4.38	0.35 to 1.25	20.93 to 22.02
Year Ended 12/31/08	22,394	0.811324 to 0.823673	18,938	2.67	0.35 to 1.25	(20.97) to (20.25)
Period Ended 12/31/07	7,846	1.026594 to 1.032870	8,106	4.90	0.35 to 1.25	2.67 to 3.29
Russell LifePoints Balanced Strategy (2)
Year Ended 12/31/11	188,481	$0.984507 to $1.026783	$192,301	2.22%	0.35% to 1.25%	(3.60%) to (2.74%)
Year Ended 12/31/10	145,670	1.021321 to 1.055676	153,933	4.00	0.35 to 1.25	12.65 to 13.66
Year Ended 12/31/09	110,766	0.906670 to 0.928797	102,430	3.35	0.35 to 1.25	23.93 to 25.05
Year Ended 12/31/08	78,734	0.731582 to 0.742732	58,469	2.56	0.35 to 1.25	(28.18) to (27.53)
Period Ended 12/31/07	33,979	1.018600 to 1.024838	35,001	4.66	0.35 to 1.25	1.87 to 2.49
Russell LifePoints Growth Strategy (2)
Year Ended 12/31/11	115,069	$0.892120 to $0.930416	$105,326	1.91%	0.35% to 1.25%	(5.91%) to (5.07%)
Year Ended 12/31/10	91,110	0.948175 to 0.980061	88,063	3.13	0.35 to 1.25	13.64 to 14.66
Year Ended 12/31/09	70,930	0.834382 to 0.854740	60,105	2.57	0.35 to 1.25	26.99 to 28.14
Year Ended 12/31/08	51,096	0.657020 to 0.667030	34,314	1.78	0.35 to 1.25	(35.12) to (34.53)
Period Ended 12/31/07	26,124	1.012636 to 1.018835	27,460	4.38	0.35 to 1.25	1.27 to 1.89
Russell LifePoints Equity Growth Strategy (2)
Year Ended 12/31/11	34,891	$0.799007 to $0.833341	$28,667	1.53%	0.35% to 1.25%	(7.39%) to (6.55%)
Year Ended 12/31/10	29,716	0.862730 to 0.891768	26,230	2.95	0.35 to 1.25	13.67 to 14.69
Year Ended 12/31/09	24,551	0.759004 to 0.777533	19,010	1.43	0.35 to 1.25	29.20 to 30.37
Year Ended 12/31/08	20,777	0.587444 to 0.596398	12,444	0.63	0.35 to 1.25	(41.49) to (40.96)
Period Ended 12/31/07	11,948	1.003947 to 1.010091	12,025	5.12	0.35 to 1.25	0.41 to 1.01

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policy Owners of Northwestern Mutual Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Annuity Account B and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2011 with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

March 21, 2012

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policy.

CONSOLIDATED FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2011	2010

Assets:
Bonds	$103,753	$96,829
Mortgage loans	22,804	21,291
Policy loans	15,147	14,472
Common and preferred stocks	7,420	9,170
Real estate	1,632	1,619
Other investments	11,006	10,018
Cash and temporary investments	2,421	1,928

Total investments	164,183	155,327

Due and accrued investment income	1,806	1,732
Net deferred tax assets	2,356	1,924
Deferred premium and other assets	2,603	2,508
Separate account assets	18,697	18,663

Total assets	$189,645	$180,154

Liabilities and Surplus:
Reserves for policy benefits	$140,917	$133,066
Policyowner dividends payable	4,976	4,859
Interest maintenance reserve	1,112	811
Asset valuation reserve	3,349	3,250
Income taxes payable	605	398
Other liabilities	5,176	4,722
Separate account liabilities	18,697	18,663

Total liabilities	174,832	165,769

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	13,063	12,635

Total surplus	14,813	14,385

Total liabilities and surplus	$189,645	$180,154

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,

	2011	2010	2009

Revenue:
Premiums	$14,618	$14,252	$13,062
Net investment income	8,439	8,306	7,772
Other income	538	551	532

Total revenue	23,595	23,109	21,366

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,074	6,876	6,807
Net additions to policy benefit reserves	7,949	7,950	7,178
Net transfers to (from) separate accounts	481	382	(40)

Total benefits	15,504	15,208	13,945

Commissions and operating expenses	2,437	2,320	2,189

Total benefits and expenses	17,941	17,528	16,134

Gain from operations before dividends and taxes	5,654	5,581	5,232

Policyowner dividends	4,973	4,861	4,715

Gain from operations before taxes	681	720	517
Income tax expense (benefit)	6	(224)	42

Net gain from operations	675	944	475
Net realized capital losses	(30)	(188)	(154)

Net income	$645	$756	$321

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2011	2010	2009

Beginning of year balance	$14,385	$12,403	$12,401

Net income	645	756	321

Change in net unrealized capital gains (losses)	(213)	1,278	503

Change in net deferred tax assets	242	(119)	(204)

Change in nonadmitted assets and other	(142)	(276)	141

Change in asset valuation reserve	(99)	(1,407)	(820)

Surplus note issuance	-	1,750	-

Change in accounting principle	(5)	-	61

Net increase in surplus	428	1,982	2

End of year balance	$14,813	$14,385	$12,403

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,

	2011	2010	2009

Cash flows from operating activities:
Premiums and other income received	$10,529	$10,169	$9,264
Investment income received	8,537	8,309	7,779
Benefit payments to policyowners and beneficiaries	(7,336)	(7,206)	(7,122)
Net transfers (to) from separate accounts	(459)	(355)	66
Commissions, expenses and taxes paid	(2,607)	(1,988)	(1,644)

Net cash provided by operating activities	8,664	8,929	8,343

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	44,677	37,109	41,409
Common and preferred stocks	8,618	7,301	9,057
Mortgage loans	2,974	3,190	2,058
Real estate	151	138	460
Other investments	1,725	1,453	825

	58,145	49,191	53,809

Cost of investments acquired:
Bonds	51,051	42,791	53,306
Common and preferred stocks	7,040	8,970	7,408
Mortgage loans	4,485	3,488	1,411
Real estate	233	247	250
Other investments	2,127	2,350	1,658

	64,936	57,846	64,033

Disbursement of policy loans, net of repayments	674	755	834

Net cash applied to investing activities	(7,465)	(9,410)	(11,058)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,750	-
Net inflows (outflows) on deposit-type contracts	(154)	56	(20)
Other cash provided (applied)	(552)	(2,007)	538

Net cash provided by (applied to) financing and miscellaneous sources	(706)	(201)	518

Net increase (decrease) in cash and temporary investments	493	(682)	(2,197)

Cash and temporary investments, beginning of year	1,928	2,610	4,807

Cash and temporary investments, end of year	$2,421	$1,928	$2,610

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances.

The Company currently utilizes permitted accounting practices for valuation of its oil and gas investments (see Note 3) and its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 15 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to annually set an interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 5.00% to 8.00% for loans outstanding at December 31, 2011. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Policyowners bear the investment performance risk associated with variable products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value based primarily on quoted market prices for the underlying investment securities. See Note 7 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statement of operations but are not included in premiums received or benefit payments in the consolidated statement of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statement of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments, interest costs associated with securities lending and interest and issuance costs related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 14 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $30 million at each of December 31, 2011 and 2010 are included in other assets in the consolidated statement of financial position and are net of accumulated depreciation of $219 million and $197 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for IT equipment and software totaled $71 million, $80 million and $83 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. The cost of furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2011, 2010 and 2009.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statement of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain investments are excluded from assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investment assets denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign exchange rates. Translation gains or losses relating to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2011 through February 23, 2012, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2011 have occurred that are material to the Company’s financial position at that date or the results of its operations for the periods then ended.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The statutory basis of accounting permits fair value disclosures for bonds to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The Company’s disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 15 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Statement value and fair value of bonds at December 31, 2011 and 2010, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2011	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,444	$1,370	$-	$8,814
States, territories and possessions	739	55	(4)	790
Special revenue and assessments	20,489	1,298	(16)	21,771
All foreign governments	353	61	-	414
Hybrid securities	559	22	(81)	500
Industrial and miscellaneous	74,169	6,556	(755)	79,970

Total bonds	$103,753	$9,362	$(856)	$112,259

December 31, 2010	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,945	$531	$(196)	$8,280
States, territories and possessions	699	5	(50)	654
Special revenue and assessments	17,248	800	(144)	17,904
All foreign governments	321	49	-	370
Hybrid securities	668	30	(37)	661
Industrial and miscellaneous	69,948	4,783	(665)	74,066

Total bonds	$96,829	$6,198	$(1,092)	$101,935

Statement value of bonds by NAIC rating category at December 31, 2011 and 2010 were as follows:

December 31, 2011	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,444	$-	$-	$-	$-	$-	$7,444
States, territories and possessions	719	20	-	-	-	-	739
Special revenue and assessments	20,445	11	33	-	-	-	20,489
All foreign governments	327	26	-	-	-	-	353
Hybrid securities	236	224	86	8	-	5	559
Industrial and miscellaneous	34,351	30,135	4,590	3,301	1,586	206	74,169

Total bonds	$63,522	$30,416	$4,709	$3,309	$1,586	$211	$103,753

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,945	$-	$-	$-	$-	$-	$7,945
States, territories and possessions	679	20	-	-	-	-	699
Special revenue and assessments	17,200	14	34	-	-	-	17,248
All foreign governments	274	47	-	-	-	-	321
Hybrid securities	494	112	10	45	-	7	668
Industrial and miscellaneous	33,307	27,164	3,994	3,501	1,811	171	69,948

Total bonds	$59,899	$27,357	$4,038	$3,546	$1,811	$178	$96,829

Based on statement value, 91% and 90% of the Company’s bond portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Statement value and fair value of bonds by contractual maturity at December 31, 2011 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$1,501	$1,522
Due after one year through five years	22,198	23,176
Due after five years through ten years	33,434	36,193
Due after ten years	17,413	20,474

	74,546	81,365

Mortgage-backed and structured securities	29,207	30,894

Total bonds	$103,753	$112,259

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2011 and 2010, aggregated by NAIC rating category, were as follows:

December 31, 2011	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$19,398	$20,589	$-	$-	$19,398	$20,589
Other prime	850	876	7	6	857	882
Other below-prime	314	305	70	58	384	363
Commercial mortgage-backed:
Government agencies	605	650	-	-	605	650
Conduit	2,211	2,304	238	141	2,449	2,445
Re-REMIC	343	367	54	51	397	418
Collateralized debt obligations	28	24	21	11	49	35
Other commercial mortgage-backed	67	74	7	7	74	81
Other asset-backed	4,529	4,934	465	497	4,994	5,431

Total structured securities	$28,345	$30,123	$862	$771	$29,207	$30,894

December 31, 2010	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$16,517	$17,321	$-	$-	$16,517	$17,321
Other prime	1,248	1,275	-	-	1,248	1,275
Other below-prime	404	387	85	64	489	451
Commercial mortgage-backed:
Government agencies	596	588	-	-	596	588
Conduit	2,602	2,673	234	162	2,836	2,835
Re-REMIC	450	469	77	59	527	528
Collateralized debt obligations	40	33	36	26	76	59
Other commercial mortgage-backed	21	20	7	7	28	27
Other asset-backed	2,919	3,086	119	76	3,038	3,162

Total structured securities	$24,797	$25,852	$558	$394	$25,355	$26,246

Based on statement value, 97% and 98% of the Company’s structured securities portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The maximum and minimum interest rates for mortgage loans originated during 2011 were 8.50% and 3.83%, respectively, while these rates during 2010 were 8.15% and 4.00%, respectively. The aggregate ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated during 2011 and 2010 was 59% and 62%, respectively, with a maximum of 100% for any single loan during each of 2011 and 2010. Loans with a 100% loan-to-value ratio at origination are made on a very limited basis and generally represent construction loans on build-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a loan-to-value ratio between 50% and 70% upon completion of construction. At December 31, 2011 and 2010, the aggregate loan-to-value ratio for the mortgage loan portfolio was 59% and 65%, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 15 for more information regarding the fair value of the Company’s investments in mortgage loans.

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statement of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowances at either December 31, 2011 or 2010.

The statement value of mortgage loans by collateral property type and loan-to-value ratio at December 31, 2011 and 2010 was as follows:

December 31, 2011	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,478	$3,869	$1,022	$110	$6,479
Office	2,096	3,256	1,048	188	6,588
Retail	1,436	3,743	950	60	6,189
Warehouse/Industrial	490	997	937	186	2,610
Other	169	537	184	48	938

Total	$5,669	$12,402	$4,141	$592	$22,804

December 31, 2010	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,197	$2,341	$2,278	$219	$6,035
Office	1,703	2,324	1,455	200	5,682
Retail	636	2,923	1,773	190	5,522
Warehouse/Industrial	174	1,064	1,209	461	2,908
Other	90	722	224	108	1,144

Total	$3,800	$9,374	$6,939	$1,178	$21,291

The aggregate statement value of mortgage loans with loan-to-value ratios in excess of 100% was $242 million and $280 million at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,995	$353	$1,456	$2,675	$6,479
Office	2,076	482	1,703	2,327	6,588
Retail	2,190	475	1,690	1,834	6,189
Warehouse/Industrial	464	368	515	1,263	2,610
Other	178	146	389	225	938

Total	$6,903	$1,824	$5,753	$8,324	$22,804

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,785	$350	$1,523	$2,377	$6,035
Office	1,842	672	1,241	1,927	5,682
Retail	1,928	635	1,409	1,550	5,522
Warehouse/Industrial	473	495	583	1,357	2,908
Other	189	239	448	268	1,144

Total	$6,217	$2,391	$5,204	$7,479	$21,291

The statement value of mortgage loans by contractual maturity at December 31, 2011 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
Due in one year or less	$1,360
Due after one year through two years	2,354
Due after two years through five years	6,247
Due after five years through eight years	5,527
Due after eight years	7,316

$22,804

In the normal course of business, the Company may modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those being offered to new borrowers under similar circumstances in an arms-length transaction, a realized loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. At December 31, 2011 and 2010, the Company had $34 million and $57 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.” The Company reported $0, $2 million and $8 million of realized losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2011, 2010 and 2009, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $6.6 billion and $8.5 billion of common stock included in the consolidated statement of financial position at December 31, 2011 and 2010, respectively. The statutory basis of accounting permits fair value for common stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally developed pricing models. The estimated fair value for common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models that utilize observable market data (such as prices for comparable public equities), external pricing sources (such as valuations by private equity firms holding controlling stakes in the underlying issuer) and cash flow modeling. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding the Company’s investment in Frank Russell Company common stock and Note 15 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2011 and 2010, the consolidated statement of financial position included $785 million and $712 million, respectively, of preferred stocks. The statutory basis of accounting permits fair value for preferred stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The estimated fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 15 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income (for multi-family residential properties) or the present value of estimated future cash flow (for other commercial properties).

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$218	$73	$9	$240	$540
Office	82	412	147	172	813
Warehouse/Industrial	11	-	48	164	223
Other	51	-	5	-	56

Total	$362	$485	$209	$576	$1,632

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$211	$92	$-	$184	$487
Office	81	406	149	181	817
Warehouse/Industrial	11	-	48	172	231
Other	59	-	25	-	84

Total	$362	$498	$222	$537	$1,619

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $255 million and $260 million at December 31, 2011 and 2010, respectively.

Other Investments

Other investments consist primarily of partnership investments (including real estate, leveraged buyout funds and other private equity limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. The partnerships, real estate joint ventures and limited liability companies are reported using the equity method of accounting. The unconsolidated non-insurance subsidiaries are reported based on their audited GAAP equity. These subsidiaries primarily invest in public and private equity securities, investment-grade municipal bonds and real estate joint ventures.

Statement value of other investments at December 31, 2011 and 2010 was as follows:

	December 31,
	2011	2010
	(in millions)
Unconsolidated non-insurance subsidiaries	$5,865	$5,469
Partnerships and LLCs	3,949	3,419
Low income housing tax credit properties	405	465
Leveraged leases	276	310
Derivative instruments	115	104
Oil and gas investments	44	60
Other	352	191

Total	$11,006	$10,018

Oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This accounting method is permitted by the OCI, as the Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Net Investment Income

The sources of net investment income for the years ended December 31, 2011 and 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$5,382	$5,366	$4,932

Mortgage loans	1,336	1,317	1,356

Policy loans	1,068	1,017	976

Common and preferred stocks	246	227	182

Real estate	235	210	231

Derivative instruments	26	24	19

Other investments	545	571	428

Amortization of IMR	119	37	39

Gross investment income	8,957	8,769	8,163

Less: investment expenses	518	463	391

Net investment income	$8,439	$8,306	$7,772

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction of surplus in the consolidated statement of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011			For the year ended December 31, 2010			For the year ended December 31, 2009
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$988	$(277)	$711	$766	$(711)	$55	$1,397	$(1,412)	$(15)
Common and preferred stocks	884	(514)	370	581	(285)	296	1,101	(695)	406
Mortgage loans	2	(1)	1	-	(32)	(32)	-	(8)	(8)
Real estate	66	(4)	62	54	(9)	45	232	(17)	215
Other investments	318	(595)	(277)	413	(535)	(122)	897	(1,402)	(505)

Subtotal	$2,258	$(1,391)	867	$1,814	$(1,572)	242	$3,627	$(3,534)	93

Less: IMR gains			645			396			563
Less: Capital gains tax (benefit)			252			34			(316)

Net realized capital gains (losses)			$(30)			$(188)			$(154)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bond investments totaled $34 billion, $24 billion and $32 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value has been less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on appraisal of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

During 2009, the Company adopted Statement of Statutory Accounting Principle No. 43R, Loan Backed and Structured Securities (“SSAP 43R”). SSAP 43R requires that valuation adjustments for other-than-temporary impairments of loan-backed and other structured securities be based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. Under SSAP 43, the discount rate used would generally be either the effective yield at purchase or the effective yield immediately prior to the valuation adjustment. The Company’s adoption of SSAP 43R was effective September 30, 2009 and resulted in a cumulative increase to surplus of $61 million, representing the difference between other-than-temporary valuation adjustments for structured securities that were remeasured using the discounted cash flow method required by SSAP 43R and the fair value measurement for such valuation adjustments required by previous guidance. This increase in surplus is reported as a change in accounting principle in the consolidated statement of changes in surplus for the year ended December 31, 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(37)	$(259)	$(166)
Financial services	(38)	(65)	(69)
Consumer discretionary	(23)	(39)	(133)
Industrials	(7)	(24)	(48)
Energy	(22)	(4)	(25)
Technology	-	(1)	(7)
Other	(13)	-	(74)

Subtotal	(140)	(392)	(522)

Other investments:
Real estate and RE funds	(49)	(67)	(151)
Mortgage loans	-	(32)	(8)
Security partnerships	-	(5)	(52)
Energy and transportation	(30)	-	(12)
Derivatives	-	-	(4)

Subtotal	(79)	(104)	(227)

Total	$(219)	$(496)	$(749)

In addition to the realized capital losses above, $30 million, $23 million and $40 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2011, 2010 and 2009, respectively. The decline in the Company’s equity in these subsidiaries resulting from the valuation adjustments is included in changes in net unrealized capital gains and losses in the consolidated statement of changes in surplus.

Other-than-temporary valuation adjustments on loan-backed and other structured securities for the years ended December 31, 2011, 2010 and 2009, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2011	2010	2009
	(in millions)
Intent to sell	$-	$(45)	$-

Inability or lack of intent to retain investment for a period of time sufficient to recover the amortized cost basis	-	-	-

Present value of cash flows expected to be collected is less than amortized cost basis	(37)	(214)	(166)

	$(37)	$(259)	$(166)

At December 31, 2011, the Company continued to hold structured securities with aggregate statement values and fair values of $192 million and $130 million, respectively, for which other-than-temporary valuation adjustments totaling $275 million had been recognized since the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

adoption of SSAP 43R. These valuation adjustments were necessary because the aggregate present value of expected cash flows was less than the amortized cost basis of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$(89)	$(16)	$117
Common and preferred stocks	(550)	1,286	903
Other investments	248	359	(316)

	(391)	1,629	704

Change in deferred taxes	178	(351)	(201)

Change in net unrealized capital gains (losses)	$(213)	$1,278	$503

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments. Changes in the Company’s equity-method share of the undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2011, 2010 and 2009 included $(204) million, $(265) million and $(311) million, respectively, related to distributions made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net gains are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had declined and remained below cost at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$8,701	$8,198	$(503)	$3,134	$2,501	$(633)
Common and preferred stocks	2,034	1,786	(248)	408	303	(105)

Total	$10,735	$9,984	$(751)	$3,542	$2,804	$(738)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$14,317	$13,750	$(567)	$3,978	$3,202	$(776)
Common and preferred stocks	758	692	(66)	714	549	(165)

Total	$15,075	$14,442	$(633)	$4,692	$3,751	$(941)

During 2011, the aggregate amounts by which the fair value of individual bond investments had declined and remained below cost decreased, due primarily to a reduction in risk-free market interest rates and the general narrowing of credit spreads. All of these bonds are current on contractual interest and principal payments and are otherwise performing according to their contractual terms. Based on the results of the impairment review process described above, management considers these declines in fair value, as well as the declines in fair value of common and preferred stocks summarized above, to be temporary based on current facts and circumstances.

At December 31, 2011 and 2010, unrealized capital losses related to loan-backed and structured securities with durations of greater than 12 months were $369 million and $470 million, respectively, while unrealized capital losses with durations of less than 12 months were $23 million and $36 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

The Company manages the lending of fixed income securities directly, while the lending of equity securities was administered by a lending agent and collateral investment manager until the Company discontinued its equity lending program during 2010. At December 31, 2011 and 2010, the aggregate statement value of loaned securities was $1.2 billion and $1.3 billion, respectively, while the aggregate fair value of these loaned securities was $1.3 billion and $1.3 billion, respectively. Of the securities on loan at December 31, 2011 and 2010, all were fixed income securities.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and that set conservative standards for the Company’s reinvestment of cash collateral received. At each of December 31, 2011 and 2010, securities lending collateral held by the Company was $1.3 billion, which is reported at amortized cost and reported in the consolidated statement of financial position as described below. The offsetting liability of $1.3 billion, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statement of financial position at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the terms of securities lending arrangements outstanding at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)

Open terms	$917	$948
30 days or less	80	400
31-60 days	334	-

Total	$1,331	$1,348

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2011 and 2010 were as follows:

	December 31,
	2011		2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$666	$666	$451	$452
31-60 days	2	2	33	33
61-90 days	67	67	59	60
91-120 days	115	115	10	10
121-180 days	61	61	72	72
181-365 days	126	127	79	79
1-2 years	176	175	419	419
2-3 years	107	102	111	111
Greater than 3 years	6	6	108	107

Total	$1,326	$1,321	$1,342	$1,343

At December 31, 2011, the consolidated statement of financial position included $848 million in bonds and $478 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2010, the consolidated statement of financial position included $928 million in bonds and $414 million in cash and temporary investments related to these collateral assets.

During 2010, the Company had also entered into securities lending arrangements for separate account investment securities, utilizing similar procedures and collateral requirements as those for general account loaned securities. During 2011, the Company discontinued its securities lending program within the separate accounts. At December 31, 2011 there were no securities on loan within the separate accounts. At December 31, 2010, the aggregate statement value of loaned securities held by the separate accounts was $11 million.

Secured Funding Transaction

During 2009, the Company entered into a secured funding transaction, whereby certain mortgage-backed securities owned by the Company were deposited in a trust and pledged under an indenture as part of $600 million in borrowing from an unrelated third party. During the duration of the indenture, these assets were restricted from being sold, substituted or otherwise accessed by the Company. As part of the transaction, the Company entered into an unconditional agreement to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

repurchase the pledged securities from the trust at market value during December, 2011. This transaction was accounted for as a secured funding under Statement of Statutory Accounting Principles No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP 91R”), and as such these securities continued to be reported at amortized cost and included in bonds in the consolidated statement of financial position.

The indenture required substantially all cash flows from the pledged securities to be used to pay interest and principal on the funded balance. Interest on the outstanding principal balance accrued at an annual rate of 1-month LIBOR + 1.75%. At December 31, 2010, the aggregate statement value of the pledged securities was $1.7 billion, while the aggregate fair value of those securities was $1.5 billion. At December 31, 2010, the outstanding borrowing related to this funding transaction had been reduced to $353 million, which is reported in other liabilities in the consolidated statement of financial position at that date.

On December 29, 2011, the Company repurchased the remaining pledged securities from the trust at a market value of $1.4 billion. The proceeds of this repurchase were used by the trust to repay the remaining funded liability balance of $130 million, with the remainder of the proceeds remitted to the Company as the residual interest holder of the trust. Interest expense related to this funding transaction was $5 million and $10 million for the years ended December 31, 2011 and 2010, respectively, and is reported as a reduction of net investment income in the consolidated statement of operations.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred for accounting purposes until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internally-developed pricing models.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. At December 31, 2011 and 2010, the Company held $243 million and $129 million, respectively, of collateral under these agreements. The collateral is reported as cash and temporary investments in the consolidated statement of financial position, with a corresponding liability reflecting the Company’s obligation to return the collateral reported as other liabilities.

Hedging — Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statement of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2011 and 2010, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. Foreign exchange gains or losses on these contracts are reported as an adjustment to the cost basis of the hedged foreign investment.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statement of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $9 million and $585 million during 2011 and 2010, respectively.

Fixed income replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Fixed income replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $7 million and $6 million during 2011 and 2010, respectively.

Total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(1) million and $2 million during 2011 and 2010, respectively.

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $17 million and $14 million during 2011 and 2010, respectively.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(18) million and $(10) million during 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statement of financial position at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$11	$-	$142	$-
Interest rate swaps	52	-	-	15	-
Foreign exchange contracts:
Cross currency swaps	937	-	(56)	-	(1)
Foreign currency covers	11	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,354	81	-	81	-
Fixed futures	2,880	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	850	32	-	32	-
Equity contracts:
Equity total return swaps	20	-	-	-	-
Equity futures	-	-	-	-	-
Credit contracts:
Credit default swaps	201	-	(2)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	8	-
Fixed futures	32	-	-	-	-
Equity contracts:
Equity total return swaps	182	1	-	1	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	3	-	-	-	-

Total derivatives		$125	$(58)	$279	$(3)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$12	$-	$89	$-
Interest rate swaps	52	-	-	13
Foreign exchange contracts:
Cross currency swaps	807	-	(108)	-	(58)
Foreign currency covers	-	-	-	-	-
Credit contracts:
Credit default swaps	52	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,157	106	-	106	-
Fixed futures	1,125	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,217	2	-	2	-
Equity contracts:
Equity total return swaps	39	-	(8)	-	(8)
Equity futures	274	-	-	-	-
Credit contracts:
Credit default swaps	181	-	(4)	-	(4)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	5	-
Fixed futures	1,756	-	-	-	-
Equity contracts:
Equity total return swaps	173	27	-	27	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	716	-	(39)	-	(39)

Total derivatives		$147	$(159)	$242	$(109)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. The statement value of derivatives is reported as other investments or other liabilities in the consolidated statement of financial position. Amounts included in the consolidated statement of financial position at December 31, 2011 and 2010 reflect counterparty netting adjustments of $10 million and $43 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	51	(28)	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	(35)	-	(7)
Fixed futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity futures	2	(10)	-
Credit contracts:
Credit default swaps	2	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	4	8	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity futures	-	2	-

Income Generation:
Equity contracts:
Equity options	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2010
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(21)	-	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	7	-	(6)
Fixed futures	36	(31)	-
Foreign exchange contracts:
Foreign currency forwards	(8)	(12)	-
Equity contracts:
Equity total return swaps	(7)	(26)	-
Equity futures	(2)	(23)	-
Credit contracts:
Credit default swaps	3	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	(3)	3	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	25	4	(1)
Equity futures	-	(2)	-

Income Generation:
Equity contracts:
Equity options	(15)	-	-

Total derivatives	$15	$(87)	$24

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2009
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$21
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(96)	(3)	3
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	25	-	(5)
Fixed futures	239	(23)	-
Foreign exchange contracts:
Foreign currency forwards	19	(9)	-
Foreign currency futures	72	(171)	-
Equity contracts:
Equity total return swaps	8	(21)	(1)
Equity futures	17	(321)	-
Credit contracts:
Credit default swaps	(22)	10	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	11	1
Fixed futures	(97)	73	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	-	72	-
Equity futures	-	-	-

Income Generation:
Equity contracts:
Equity options	-	(3)	-

Total derivatives	$165	$(385)	$19

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)

Life insurance reserves	$125,983	$118,706
Annuity reserves	5,262	4,950
Disability and long-term care unpaid claims and claim reserves	4,254	4,098
Disability and long-term care active life reserves	3,009	2,750
Deposit funds	2,409	2,562

Total reserves for policy benefits	$140,917	$133,066

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2011, the Company had $1.3 trillion of total life insurance in force, including $7.0 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

As of January 1, 2010, the Company implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of basic and deficiency reserves for term life insurance policies issued during 2006 and 2005. This change in reserve valuation basis resulted in a $131 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2010.

As of January 1, 2009, the Company changed the valuation basis for waiver reserves on life insurance. This change decreased the policy benefit reserve for waiver benefits by $67 million, which was reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009. As of January 1, 2009, the Company also implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of deficiency reserves for term life insurance policies issued in 2008 and 2007. This change in reserve valuation basis resulted in an $8 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2011 and 2010, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2011	2010	2011	2010	2011	2010
			(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$914	$969	$-	$-	$914	$969
- at book value less surrender charge of 5% or more	575	502	-	-	575	502
- at fair value	-	-	10,808	10,641	10,808	10,641
- at book value without adjustment	3,873	3,895	-	-	3,873	3,895

Not subject to discretionary withdrawal	2,309	2,146	3,286	3,198	5,595	5,344

Total	$7,671	$7,512	$14,094	$13,839	$21,765	$21,351

Disability and LTC Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 4.00% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.3 billion and $4.1 billion at December 31, 2011 and 2010, respectively. Changes in these reserves for the years ended December 31, 2011 and 2010 were as follows:

	For the year ended December 31,
	2011	2010
	(in millions)

Balance at January 1	$4,098	$3,938

Incurred related to:
Current year	590	588
Prior years	93	102

Total incurred	683	690

Paid related to:
Current year	(20)	(21)
Prior years	(507)	(509)

Total paid	(527)	(530)

Balance at December 31	$4,254	$4,098

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.00% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March 2002 and later, minimum reserves are based on valuation interest rates of 4.00% or 4.50% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.20% to 6.00% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment, through a payment plan consisting of a series of scheduled payments or by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). If the beneficiary does not affirmatively choose either the second or third option above, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chooses a Northwestern Access Fund account, the beneficiary receives

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

negotiable drafts that they can use to access the balance in this account at their discretion. The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $0.9 billion and $1.2 billion at December 31, 2011 and 2010, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during 2011 and 0.02% to 3.50% during 2010. The Company does not charge beneficiaries any fee to establish or maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross	Net	Gross	Net
		(in millions)

Ordinary new business	$212	$82	$202	$79
Ordinary renewal	2,026	1,666	1,932	1,601

Total deferred and uncollected premiums	$2,238	$1,748	$2,134	$1,680

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2011 and 2010:

	Variable Life		Variable Annuities		Total
	December 31,
	2011	2010	2011	2010	2011	2010
			(in millions)

Subject to discretionary withdrawal	$4,488	$4,700	$10,808	$10,641	$15,296	$15,341
Not subject to discretionary withdrawal	-	-	3,286	3,198	3,286	3,198

Total separate account reserves	4,488	4,700	14,094	13,839	18,582	18,539

Non-policy liabilities					115	124

Total separate account liabilities					$18,697	$18,663

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2011 and 2010 was $188 million and $119 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $19 million and $15 million attributable to GMDB at December 31, 2011 and 2010, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion, $1.7 billion and $1.2 billion for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009:

	For the year ended December 31,
	2011	2010	2009
		(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,909	$1,819	$1,319
Transfers from separate accounts	(1,428)	(1,437)	(1,359)

Net transfers to (from) separate accounts	$481	$382	$(40)

8.	Employee and Financial Representative Benefit Plans

The Company sponsors noncontributory defined benefit pension plans (“plans”) for all eligible employees and financial representatives. The Company also sponsors nonqualified plans, including plans that provide benefits to certain participants in excess of limits set by the Employee Retirement Income Security Act (“ERISA”) for the qualified plans. The Company’s funding policy for the tax-qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $145 million and $275 million to the qualified employee retirement plan during the years ended December 31, 2011 and 2010, respectively. The Company expects to make a contribution of $90 million during 2012.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees contribute a portion of the cost of the health plan. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Aggregate plan assets and projected benefit obligations of the defined benefit pension plans and postretirement benefit plans at December 31, 2011 and 2010, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets at January 1	$2,992	$2,418	$73	$69
Changes in plan assets:
Actual return on plan assets	20	367	-	11
Company contributions	145	275	-	-
Actual plan benefits paid	(73)	(68)	(6)	(7)

Fair value of plan assets at December 31	$3,084	$2,992	$67	$73

Projected benefit obligation at January 1	$2,878	$2,544	$415	$290
Changes in benefit obligation:
Service cost of benefits earned	100	84	26	26
Interest cost on projected obligations	164	154	23	21
Projected gross plan benefits paid	(89)	(82)	(23)	(22)
Projected Medicare Part D reimbursement	-	-	2	1
Experience losses	667	177	55	99
Plan amendments	-	1	-	-

Projected benefit obligation at December 31	$3,720	$2,878	$498	$415

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to public equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2011 and 2010 were as follows:

	Target Allocation		Actual Allocation

	2011	2010	2011	2010

Bonds	34%	34%	35%	32%
Equity securities	65%	65%	63%	66%
Other investments	1%	1%	2%	2%

Total assets	100%	100%	100%	100%

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases for active employees. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was $3.2 billion and $2.5 billion at December 31, 2011 and 2010, respectively.

The PBO and ABO amounts above represent the estimated future benefit obligations due to vested participants only, as required by the statutory basis of accounting. The estimated present value of additional future obligations for participants that have not yet vested in the defined benefit plans and the postretirement benefit plans at December 31, 2011 and 2010 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
PBO	$87	$59	$302	$247
ABO	60	39	-	-

The assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2011, 2010 and 2009 and for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation:
Discount rate	4.50%	5.75%	6.25%	4.50%	5.75%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	7.50%	8.00%	8.00%	7.50%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming a target allocation of plan investments among asset classes, with expected returns by asset class based on several factors including economic projections, third-party research and long-term historical returns. Risk is assessed by evaluating long-term historical standard deviations and correlations between asset classes.

The PBO for postretirement benefits at December 31, 2011 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5% over five years and remaining level thereafter. At December 31, 2010 the comparable assumption was for an annual increase in future retiree medical costs of 8.0% grading down to 5% over six years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2011 by $50 million and net periodic postretirement benefit expense for the year ended December 31, 2011 by $6 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2011 and net periodic postretirement benefit expense for the year ended December 31, 2011 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

signed into law. One of the provisions of the new laws created an excise tax beginning in 2018 on health plans that have an aggregate value greater than a threshold amount. The potential future impact on the Company’s PBO for postretirement medical benefit from this new excise tax is estimated to be an increase of $43 million. A second provision of the new laws revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit. The Company previously recorded deferred tax assets based on the expectation of this tax benefit. As a result of the law change, the related deferred tax assets of $11 million were eliminated as a direct reduction of surplus for the year ended December 31, 2010 to reflect the expected future income tax on the subsidy.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2011 and 2010:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets	$3,084	$2,992	$67	$73
Projected benefit obligation	3,720	2,878	498	415

Funded status	(636)	114	(431)	(342)

Unrecognized net experience losses	1,509	665	188	132
Unrecognized prior service cost	1	1	(4)	(4)
Unrecognized initial net asset	(515)	(515)	-	-
Additional minimum liability	(37)	(14)	-	-
Nonadmitted asset	(851)	(731)	-	-

Net pension liability	$(529)	$(480)	$(247)	$(214)

The projected benefit obligation for defined benefit plans shown above included $584 million and $473 million related to nonqualified, unfunded plans at December 31, 2011 and 2010, respectively. In the aggregate, the fair value of qualified plan assets represented 98% and 124% of the projected benefit obligations of these qualified plans at December 31, 2011 and 2010, respectively.

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in projected benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans. Unrecognized net experience losses primarily reflect the impact of reductions in the PBO discount rate since 2009, including $651 million of net experience losses related to the reduction in the discount rate to 4.50% during 2011.

Unrecognized initial net asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. The Company has elected not to record a direct increase to surplus for this excess, electing instead to amortize this unrecognized initial net asset as a reduction of net periodic benefit cost until exhausted.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $37 million, $14 million and $10 million at December 31, 2011, 2010 and 2009, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
			(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$100	$84	$83	$26	$26	$25
Interest cost on projected obligations	164	154	147	23	21	16
Amortization of experience gains and losses	28	33	61	4	3	2
Amortization of initial net asset	-	(2)	(28)	-	-	-
Expected return on plan assets	(222)	(192)	(160)	(5)	(5)	(5)

Net periodic benefit cost	$70	$77	$103	$48	$45	$38

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2012 through 2021 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2012	$103	$22
2013	113	25
2014	125	29
2015	139	32
2016	153	36
2017-2021	1,047	243
Total	$1,680	$387

The Company also sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. The Company also sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2011, 2010 and 2009, the Company expensed total contributions to these plans of $32 million, $31 million and $30 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2011 and 2010 were reported net of ceded reserves of $1.6 billion.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Direct premium revenue	$15,457	$14,984	$13,910
Premiums ceded	(839)	(732)	(848)

Net premium revenue	$14,618	$14,252	$13,062

Direct benefit expense	$15,999	$15,583	$14,458
Benefits ceded	(495)	(375)	(513)

Net benefit expense	$15,504	$15,208	$13,945

In addition, the Company received $169 million, $146 million and $194 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions should a reinsurer’s credit rating fall below a prescribed level. There were no reinsurance recoverables at December 31, 2011 and 2010 that were considered by management to be uncollectible.

During 2010, the Company exercised its option to recapture previously ceded long-term care insurance business from two unaffiliated reinsurers. The effect on the Company’s financial statements from these recapture transactions was to increase investments by $67 million and policy benefit reserves by $100 million at December 31, 2010, with a related decrease in net income and surplus of $33 million for the year then ended.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual Capital, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	JYD Assets, LLC
NM Pebble Valley, LLC	NM GP Holdings, LLC
Northwestern Mutual Real Estate Investments, LLC	NM Investment Holdings, Inc.

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries’ determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The major components of current income tax expense in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Tax payable on ordinary income	$99	$(33)	$52
Tax credits	(116)	(185)	(43)
Increase (decrease) in contingent tax liabilities	23	(6)	33

Total current tax expense (benefit)	$6	$(224)	$42

In addition to the “ordinary” current tax expense amounts above, net realized capital gains and losses in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were reported net of current capital gains tax expense (benefit) of $252 million, $34 million and $(316) million, respectively.

The Company’s taxable income can vary significantly from pretax financial statement income as reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 15%, 8% and 9% for the years ended December 31, 2011, 2010 and 2009, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in nonadmitted deferred tax assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company made payments to the IRS for federal income taxes of $460 million and $253 million during the years ended December 31, 2011 and 2010, respectively, and received federal tax refunds from the IRS of $454 million during the year ended December 31, 2009. Income taxes paid in 2011 and prior years of $1.4 billion are available at December 31, 2011 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statement of financial position represents an estimate of taxes recoverable or payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

Changes in the amount of contingent tax liabilities for the year ended December 31, 2011 were as follows (in millions):

Balance at January 1, 2011	$412

Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	24
Reductions for tax positions of prior years	-

Balance at December 31, 2011	$436

Included in the balance at December 31, 2011 are $394 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2011, 2010 and 2009, the Company recognized $16 million, $(28) million and $19 million, respectively, in interest-related expense (benefit). The Company had $43 million and $27 million of liability accrued for the payment of interest at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,050	$1,014	$36
Investments	371	155	216
Policy benefit liabilities	1,867	1,776	91
Benefit plan obligations	547	511	36
Guaranty fund assessments	11	11	-
Net operating loss carry forwards	-	18	(18)
Other	93	139	(46)

Adjusted gross deferred tax assets	3,939	3,624	315

Nonadmitted deferred tax assets	(38)	(42)	4

Admitted adjusted deferred tax assets	3,901	3,582	319

Deferred tax liabilities:
Investments	824	976	(152)
Other	721	682	39

Gross deferred tax liabilities	1,545	1,658	(113)

Net admitted adjusted deferred tax assets	$2,356	$1,924	$432

Adjusted gross deferred tax assets at December 31, 2011 and 2010 included $3.7 billion and $3.4 billion, respectively, related to temporary differences that were ordinary in nature and $0.2 billion and $0.2 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2011 and 2010 included $0.9 billion and $0.9 billion, respectively, related to temporary differences that were ordinary in nature and $0.6 billion and $0.7 billion, respectively, related to temporary differences that were capital in nature.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a calculation that takes into consideration available loss carryback and carryforward capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus.

During 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10 (“SSAP 10R”), initially effective for the years ended December 31, 2009 and 2010. During 2010, the NAIC extended the required use of SSAP 10R through December 31, 2011. SSAP 10R changed the calculation of the limit for admission to surplus of deferred tax assets (“DTA”) compared to previous guidance. SSAP 10R

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15%, provided the insurer meets a minimum risk-based capital (“RBC”) level of 250%. Insurers that do not meet that minimum RBC level must calculate their admitted DTA using the statutory guidance previously in effect. At both December 31, 2011 and 2010, the Company exceeded the minimum RBC level required to use the new DTA admissibility methodology under SSAP 10R.

If the Company had not qualified to use the SSAP 10R DTA admissibility calculation, its gross deferred tax assets at December 31, 2011 and 2010 would have exceeded the previous SSAP 10 limitation by $457 million and $97 million, respectively, which would have reduced surplus in the consolidated statement of financial position by the same amounts. Of these amounts, $457 million and $97 million were ordinary in nature at December 31, 2011 and 2010, respectively. The Company did not assume the benefit of future tax planning strategies in its valuation of gross DTA at either December 31, 2011 or 2010.

During 2011, the NAIC adopted Statement of Statutory Accounting Principles No. 101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”), which is first effective January 1, 2012. SSAP 101 includes the same calculation for limitation of DTA admissibility as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded this new 300% minimum RBC requirement at each of December 31, 2011 and 2010 and expects to exceed this minimum throughout 2012. SSAP 101 also changes the recognition and measurement criteria for contingent tax liabilities. Based on its current circumstances, management anticipates that the Company’s adoption of SSAP 101 during 2012 will reduce surplus by less than $50 million and will have an immaterial impact on results of operations for 2012 and beyond.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Significant components of the calculation of admitted deferred tax assets under SSAP 10R at December 31, 2011 and 2010 were as follows:

	December 31, 2011			December 31, 2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)			(in millions)			(in millions)
One year reversal and 10% surplus limit:
Federal taxes recoverable from taxes paid in prior years	$1,040	$83	$1,123	$696	$55	$751	$344	$28	$372
DTA expected to be realized within one year	776	19	795	1,076	-	1,076	(300)	19	(281)
Remaining DTA to be offset against DTL	1,481	64	1,545	1,557	93	1,650	(76)	(29)	(105)

Three year reversal and 15% surplus limit:
Federal taxes recoverable from taxes paid in prior years	1,062	61	1,123	650	101	751	412	(40)	372
DTA expected to be realized within three years	1,539	-	1,539	1,737	-	1,737	(198)	-	(198)
Remaining DTA to be offset against DTL	1,153	86	1,239	1,039	55	1,094	114	31	145

Stautory capital and surplus:
10 percent of statutory capital and surplus	N/A	N/A	1,229	N/A	N/A	1,179	N/A	N/A	50
15 percent of statutory capital and surplus	N/A	N/A	1,843	N/A	N/A	1,769	N/A	N/A	74

Risk-based capital levels:
Total adjusted capital	N/A	N/A	20,650	N/A	N/A	20,065	N/A	N/A	585
Authorized control level	N/A	N/A	2,094	N/A	N/A	2,142	N/A	N/A	(48)
Admitted deferred tax assets	3,273	146	3,419	3,329	156	3,485	(56)	(10)	(66)
Admitted assets	N/A	N/A	3,419	N/A	N/A	3,478	N/A	N/A	(59)
Adjusted statutory surplus	N/A	N/A	12,293	N/A	N/A	11,788	N/A	N/A	505
Total adjusted capital from DTA	N/A	N/A	2,356	N/A	N/A	1,924	N/A	N/A	432

Increased amounts from use of three-year reversal and 15% surplus limit:
Admitted deferred tax assets	457	-	457	97	-	97	360	-	360
Admitted assets	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360
Adjusted statutory surplus	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell provides investment products and services in over 35 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five-year period ended December 31, 2003.

At the time of acquisition, the Company received permission from the OCI for a permitted practice regarding the valuation of its investment in Russell common stock, whereby all GAAP acquisition goodwill recorded by Russell, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off from the Company’s statutory equity method basis in the acquisition as a direct reduction of Company surplus. During 2008, the Company received permission from the OCI to amend the original permitted practice to be more consistent with Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), using the statutory equity method based on Russell’s audited GAAP book equity, exclusive of any adjustment for Russell’s GAAP goodwill as would otherwise be required by SSAP 97.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

At December 31, 2011 and 2010, the Company owned 93.4% and 93.5%, respectively, of the outstanding common stock of Russell. In accordance with the permitted accounting practice described above, the Company’s investment in Russell common stock is valued at $418 million and $458 million at December 31, 2011 and 2010, respectively, and reported as common and preferred stocks in the consolidated statement of financial position. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statement of financial position would have been lower by $772 million and $759 million at December 31, 2011 and 2010, respectively, and net income as reported in the consolidated statement of operations would have been lower by $13 million, $14 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company estimates the fair value of its Russell common stock ownership to be $1.4 billion and $1.7 billion at December 31, 2011 and 2010, respectively.

The Company’s share of Russell’s operating results are accounted for under the statutory equity method, whereby the Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains (losses). If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. The Company received common stock dividends from Russell in the amount of $23 million during each of the years ended December 31, 2011 and 2010, of which $8 million and $23 million, respectively, was reported as net investment income in the consolidated statement of operations. No common stock dividends were received from Russell during 2009.

During 2008, another subsidiary of the Company sold Russell common stock representing a 5% ownership interest in Russell to a third party, resulting in an after-tax gain that was reported as an unrealized capital gain pending distribution of the net proceeds to the Company by the subsidiary. Those proceeds were distributed to the Company during 2009 and were reported as net investment income in the consolidated statement of operations for the year ended December 31, 2009.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million and $28 million and $27 million in dividends on Russell senior preferred stock for the years ended December 31, 2011 and 2010 and 2009, respectively.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock includes detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. During 2011 and 2010, Russell redeemed $0 and $560 million, respectively, of junior preferred stock and related warrants, leaving $44 million of junior preferred stock outstanding at each of December 31, 2011 and 2010. The Company earned $4 million, $32 million and $17 million in dividends on Russell junior preferred stock for the years ended December 31, 2011, 2010 and 2009, respectively.

During 2010, Russell sold its private equity business to an unaffiliated third party, resulting in an after-tax gain to Russell of $382 million, which is reported as an unrealized capital gain in the consolidated statement of changes in surplus for the year ended December 31, 2010. The after-tax proceeds of the sale were used by Russell to retire fixed income notes, junior preferred stock and warrants issued to the Company by Russell.

During 2011, the Company entered into an agreement to loan up to $50 million to Russell so that Russell could invest seed money in certain of its new investment products. The commitment to fund loans under this agreement expires on December 15, 2012. At December 31, 2011, $25

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

million was outstanding and due to the Company and is reported as a bond in the consolidated statement of financial position. This initial loan bears interest at 4.79% and matures on March 23, 2014.

During 2011, Russell entered into a revolving line of credit of up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. The Company received payments of $2.5 million from Russell related to the guarantee of this credit facility during each of the years ended December 31, 2011 and 2010, which were reported as net investment income in the consolidated statement of operations. Russell’s borrowings under these facilities were $163 million and $215 million at December 31, 2011 and 2010, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)
Common stock	$418	$458
Fixed income notes	25	-
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$837	$852

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to recover payments made under the agreements. The terms of these guarantees range from less than one year to twenty-four years at December 31, 2011.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R resulted in a $5 million direct reduction of surplus in the consolidated statement of changes in surplus for the year ended December 31, 2011. Previous statutory guidance only required the recognition of a financial statement liability in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2011, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability
	(in millions)
Guarantees of future minimum compensation - financial representatives	$133	$2

Guarantees of operating leases - financial representatives	305	3

Guarantees of obligations of affiliates	168	1

Guarantees issued on behalf of wholly- owned subsidiaries	8	-

Totals	$614	$6

No payments have been required under these guarantees, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on whose behalf the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These commitments aggregated to $4.3 billion at December 31, 2011 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2011 and 2010. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2011.

13.	Related Party Transactions

During each of 2011 and 2010, the Company made capital contributions to unconsolidated subsidiaries through the transfer of certain investments from its general account. The aggregate statement value and fair value of investments transferred during 2011 was $161 million and $205 million, respectively. The aggregate statement value and fair value of investments transferred during 2010 was $449 million and $564 million, respectively. These transactions were accounted

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

for at the lower of statement value or fair value at the time of the transfer, resulting in realized capital losses of $0 and $11 million for the years ended December 31, 2011 and 2010, respectively.

During 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. During 2009, the Company and its subsidiaries redeemed all of the remaining mutual fund shares in the successor funds with realized capital losses of $83 million and unrealized capital losses of $100 million, respectively, reported by the Company on these redemptions.

14.	Surplus Notes

On March 26, 2010, the Company issued Surplus Notes (“Notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The Notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the Notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the Notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million and $54 million in interest expense on the Notes for the years ended December 31, 2011 and 2010, respectively, which is reported as a reduction of net investment income in the consolidated statement of operations. Cumulative interest to date of $160 million has been paid on the Notes through December 31, 2011.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The Notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The Notes are not redeemable at the option of any note holder. The Notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the Notes to be redeemed, excluding accrued interest as of the date on which the Notes are to be redeemed, discounted on a semi-annual basis at the adjusted treasury rate plus 25 basis points.

No affiliates of the Company hold any portion of the Notes. The Notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the Notes was Nippon Life Insurance Company of Japan, which held $250 million in principal at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

15.	Fair Value of Financial Instruments

The statement value and fair value of investment assets and certain policy liabilities at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Statement Value	Fair Value	Statement Value	Fair Value
		(in millions)
Investment assets:
Bonds	$103,753	$112,259	$96,829	$101,935
Mortgage loans	22,804	24,463	21,291	22,038
Policy loans	15,147	15,147	14,472	14,472
Common and preferred stocks	7,420	8,386	9,170	10,493
Real estate	1,632	2,250	1,619	1,964
Other investments	11,006	12,282	10,018	10,972
Cash and temporary investments	2,421	2,421	1,928	1,928

Total investment assets	$164,183	$177,208	$155,327	$163,802

Liabilities:
Investment-type insurance reserves	$5,276	$4,994	$5,353	$4,974
Secured borrowing	-	-	353	349
Liabilities for securities lending	1,331	1,331	1,348	1,348

The statutory basis of accounting allows for the fair value disclosures for bonds and certain preferred stocks, as well as statement value for common stocks and certain preferred stocks, to be based on values published by the SVO, quoted market prices, independent pricing services or internally developed pricing models.

At December 31, 2011 and 2010, the fair value of bonds was generally based on independent pricing services or internally-developed pricing models based on observable market data. The fair value of public common and preferred stocks were generally based on quoted market prices, and the fair value of private equity securities were generally based on internally-developed pricing models utilizing inputs such as public company comparables, sponsor values and discounted cash flows. The fair value of the Company’s investment in Russell common stock is estimated using a multiple, reflective of comparable public companies, of Russell’s earnings before interest, taxes, depreciation and amortization, adjusted for debt and the Company’s holdings in Russell preferred stock. See Note 11 regarding the statement value of the Company’s investment in Russell common stock. The fair value of mortgage loans is based on estimated future cash flows discounted using market interest rates for debt with comparable credit risk and maturities. The fair value of real estate is based primarily on estimated future cash flows discounted using market interest or capitalization rates. The fair value of policy loans is based on unpaid principal balance, which approximates fair value. Other investments include: real estate joint ventures, for which fair value is based on estimated future cash flows discounted using market interest rates; other joint ventures and partnerships, for which statement value approximates fair value; investments in low-income housing tax credits, for which fair value is based on estimated future tax benefits discounted using market interest rates, and derivatives, for which fair value is based on quoted market prices, where available, or third-party and internally-developed pricing models.

Investment-type insurance reserves only include individual fixed annuity policies, supplementary contracts without life contingencies and amounts left on deposit with the Company. The fair value of investment-type insurance reserves is based on estimated future cash flows discounted at market

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

interest rates for similar instruments with comparable maturities. The Company’s secured borrowing is backed by pledged securities with fair values in excess of the stated value of the loan. As such, the statement value of the borrowing approximates fair value. See Note 3 for more information related to the Company’s secured borrowing. Liabilities held under the Company’s securities lending program represent collateral assets held by the Company. See Note 3 for more information on the Company’s securities lending program.

The statutory basis of accounting requires that certain bonds and preferred stocks, most common stocks, certain derivative instruments and most separate account assets be reported in the financial statements at fair value. The related estimates of fair value are categorized into three levels based on the nature of the inputs to the valuation estimates:

Level 1 – Fair value is based on quoted prices for identical assets or liabilities in active markets. Markets are considered active if they have many transactions and current prices, have narrow bid/ask spreads with price quotes that do not vary substantially among market makers, and have information that is publicly available.

Level 2 – Fair value is based on observable market data such as quoted prices for similar assets in active markets or quoted prices for identical or similar assets in non-active markets.

Level 3 – Fair value is estimated by the Company using one or more significant unobservable inputs.

The Company’s valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. A given asset or liability’s designation within the fair value hierarchy summarized above is based on the highest numerical level of any input that is significant to the fair value measurement. There have been no material changes in the valuation methodologies used at December 31, 2011, 2010 and 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Investments that are held at fair value at the end of one reporting period and are also measured at fair value at the end of the subsequent reporting period are considered to be measured at fair value on a recurring basis. The tables below present the common stocks, derivative instruments and separate account assets reported at fair value on a recurring basis in the consolidated statement of financial position at December 31, 2011 and 2010. Bonds rated “6” by the NAIC and preferred stocks rated “4”, “5” and “6” by the NAIC, which are reported at the lower of amortized cost or fair value, are immaterial in the aggregate and are thereby not included below. Investments in unconsolidated subsidiaries are excluded from common stocks in the table below as they are reported in the financial statements using the equity method.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
		(in millions)

General account common stocks	$5,111	$-	$530	$5,641
Derivative assets at fair value:
Equity total return swaps	-	1	-	1
Swaptions	-	81	-	81
Foreign currency forwards	-	32	-	32

Total assets at fair value	-	114	-	114

Derivative liabilities at fair value:
Credit default swaps	-	(2)	-	(2)

Total liabilities at fair value	-	(2)	-	(2)

Net derivatives at fair value	-	112	-	112

Separate accounts:
Mutual fund investments	15,510	-	-	15,510
Other benefit plan assets	26	8	2	36
Pension and postretirement assets:
Bonds	-	993	-	993
Common and preferred stock	1,842	24	15	1,881
Cash and short term securities	1	64	-	65
Other assets/liabilities	(6)	5	213	212

Subtotal pension and postretirement assets	1,837	1,086	228	3,151

Total	$22,484	$1,206	$760	$24,450

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(in millions)

General account common stocks	$6,981	$-	$571	$7,552
Derivative assets at fair value:
Equity total return swaps	-	27	-	27
Swaptions	-	106	-	106
Foreign currency forwards	-	2	-	2

Total assets at fair value	-	135	-	135

Derivative liabilities at fair value:
Equity options	(15)	(24)	-	(39)
Credit default swaps	-	(4)	-	(4)
Equity total return swaps	-	(8)	-	(8)

Total liabilities at fair value	(15)	(36)	-	(51)

Net derivatives at fair value	(15)	99	-	84

Separate accounts:
Mutual fund investments	15,574	-	-	15,574
Other benefit plan assets	16	7	1	24
Pension and postretirement assets:
Bonds	-	997	7	1,004
Common and preferred stock	1,790	4	20	1,814
Cash and short term securities	52	-	-	52
Other assets/liabilities	1	-	194	195

Subtotal pension and postretirement assets	1,843	1,001	221	3,065

Total	$24,399	$1,107	$793	$26,299

The Company reviews and validates fair value estimates and the related inputs at each reporting date, including information provided by independent pricing sources. The Company may transfer assets reported at fair value on a recurring basis between levels of the fair value hierarchy if appropriate based on changes in the quality of inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2011 or 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the changes in fair value of assets utilizing Level 3 inputs for the years ended December 31, 2011 and 2010.

	For the year ended December 31, 2011

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$571	$(3)	$1	$(35)	$(4)	$530
Separate accounts:
Other benefit plan assets	1	-	-	1	-	2
Pension and postretirement assets:
Bonds	7	1	(5)	(3)	-	-
Public and private equities	14	2	(1)	(3)	(1)	11
Preferred stock	6	-	-	1	(3)	4
Other assets/liabilities	194	17	5	(3)	-	213

Subtotal pension and postretirement assets	221	20	(1)	(8)	(4)	228

Total	$793	$17	$-	$(42)	$(8)	$760

	For the year ended December 31, 2010

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$664	$20	$33	$(156)	$10	$571
Separate accounts:
Other benefit plan assets	1	-	-	-	-	1
Pension and postretirement assets:
Bonds	11	1	(1)	(3)	(1)	7
Public and private equities	13	1	5	(5)	-	14
Preferred stock	2	-	-	4	-	6
Other assets/liabilities	156	7	15	16	-	194

Subtotal pension and postretirement assets	182	9	19	12	(1)	221

Total	$847	$29	$52	$(144)	$9	$793

Report of Independent Auditors

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2011 and 2010, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.

/s/ PricewaterhouseCoopers LLP

February 23, 2012

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(2)	Form of Variable Annuity back-load	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective

	Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 25, 2012	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2012

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board Arzu 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President & CEO Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin

Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2012

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Mark G. Doll	Executive Vice President & Chief Investment Officer
Christina H. Fiasca	Senior Vice President (Agency Services)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
John M. Grogan	Senior Vice President (Financial Planning & Product Delivery)
Thomas C. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President (Investment Risk Management)
J. Chris Kelly	Vice President and Controller
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Gregory C. Oberland	Executive Vice President (Insurance and Investment Products)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President and Chief Risk Officer
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Vice President and Chief Actuary
Marcia Rimai	Executive Vice President and Chief Administrative Officer
Tammy Roou	Vice President (Enterprise Risk Assurance)
Calvin R. Schmidt	Vice President (Integrated Customer Operations)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2011

Employee	Title

Gregory A. Gurlik	Senior Actuary
Donald C. Kiefer	VP-Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP-Corporate Actuary
Ted A. Matchulat	Director Product Compliance

Arthur V. Panighetti	VP-Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision

Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
David D. Kiecker	Regional VP-Field Supervision
Steven C. Mannebach	VP-Agency Development

Employee	Title
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development
Michael E. Pritzl	VP-Leadership Development

Gregory A. Jaeck	Director-Annuity & Income Market
Jeffrey J. Niehaus	Director-Business Retirement Markets
David G. Stoeffel	VP-Annuity & Investment Products
Kellen A. Thiel	Director-Managed Products

Robert J. Wright	Director-IPS Strategic Partnerships Product Support

Anne A. Frigo	Director-Insurance Product Compliance
Diane B. Horn	NMIS AML Officer
Robert J. Johnson	Director-Compliance
James K. Kuznacic	Director-Systems
Gregory S. Leslie	Director-Variable Product Compliance

Timothy Nelson	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax

Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax

David E. Willert	Asst. Director-Tax

Rick T. Zehner	VP-Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Jeffrey P. Scholemer	Director-Field Supervision

Robyn S. Cornelius	Director-Distribution Planning
Richard P. Snyder	Director-Field Compensation

Pency P. Byhardt	VP-Field Services & Support
Karla D. Hill	Asst. Director-CL&R Operations
Joanne M. Migliaccio	Director-Field Services & Support
Lisa A. Myklebust	Director-Network Office Operations
Matthew T. Sauer	Director-Field Technology

Thomas R. Anderson	Director-Financial Security
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankel	Director-Regional Sales
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Laura J. Hauschild	Director-Retirement Markets

Employee	Title
Patrick J. Horning	Director-Advanced Planning
Meg E. Jansky	Director-Financial Planning & Product Delivery
Shawn P. Mauser	Director-Regional Sales
Mac McAuliffe	Director-Financial Planning & Product Delivery
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
William H. Taylor	VP-Advanced Financial Security Planning
Brian D. Wilson	Director-Regional Sales
John K. Wilson	Director-Regional Sales
Stanford A. Wynn	Director-Advanced Planning

Don P. Gehrke	Director-ICS Investment Operations
David Harley	Director-IPS Operations
Patricia J. Hillmann	Director-Annuity Customer Service
Todd M. Jones	Director-IPS Finance
Kevin J. Konopa	Director-Business Systems Team
Sarah R. Schneider	Director-Annuity Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Gregory Johnson	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary

Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Insurance & Distribution Counsel
Kathleen H. Schluter	VP & Tax Counsel
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary

Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	VP-Advanced Markets

Employee	Title
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	VP-Business Markets

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	Director-Policyowner Services
Sandra K. Scott-Tyus	Director-Life Benefits

Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Karen A. Molloy	Director-Banking & Cash Management, Asst. Treasurer
Michael S. Treptow	Director-Investment Performance Management

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of March 31, 2012 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	93.54

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford I SPE, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Brookarbor Joint Venture(2)	Illinois	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Bradford, LLC(2)	North Carolina	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
New Arcade, LLC(2)	Wisconsin	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NML-CBO, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2011, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2012, 272,909 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 232,334 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 40,575 such contracts were not so issued.

Item 28. Indemnification

(a)         That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b)         Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a)         NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b)         As of April 1, 2012, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Assistant Secretary, NMIS
David A. Eurich	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices

Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Steven J. LaFore	Secretary, NMIS
Brady J. Flugaur	Assistant Director, Retail Investment Services; Registered Options and Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $64,691,073 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a)         The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or

(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)         The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d)         Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e)         The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2012.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of April, 2012.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ Gary A. Poliner*	Trustee
Gary A. Poliner

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 25, 2012.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 80 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 25, 2012	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith